UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23101
American Funds Strategic Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class A
| ANBAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.70% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class C
| ANBCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s
board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-1
| ANBEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.69% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-2
| ANBFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-3
| ANBGX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-A
| CANAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.69% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-C
| CANCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-E
| CANEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.90% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-2
| FSBMX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-3
| FBSSX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-1
| RANAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2
| RANBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2E
| RANHX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-3
| RANCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.95% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-4
| RANEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5E
| RANJX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 23	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5
| RANFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-112-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-6
| RANGX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 21,244
Total number of portfolio holdings	2,625
Portfolio turnover rate including mortgage dollar roll transactions	56%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-112-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Strategic Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. MFGEFP2-112-0826 © 2026 Capital Group. All rights reserved.

Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 96.71%	Principal amount (000)	Value (000)
Corporate bonds and notes 39.77%
Financials 10.82%
AerCap Ireland Capital DAC 4.75% 1/15/2033	USD6,746	$6,590
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	8,668	8,569
Ally Financial, Inc. 5.548% 7/31/2033 (USD-SOFR + 1.78% on 7/31/2032) (b)	5,108	5,068
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR6,640	8,105
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	2,615	3,123
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	USD3,327	3,279
American Express Co. 4.804% 10/24/2036 (USD-SOFR + 1.237% on 10/24/2035) (b)	7,396	7,165
American International Group, Inc. 5.45% 5/7/2035	194	198
Apollo Debt Solutions BDC 6.90% 4/13/2029	5,686	5,837
Apollo Debt Solutions BDC 5.875% 8/30/2030	4,738	4,690
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	29,177	28,576
Apollo Debt Solutions BDC 6.70% 7/29/2031	1,731	1,765
Apollo Debt Solutions BDC 6.55% 3/15/2032	3,791	3,824
Apollo Debt Solutions BDC 6.55% 3/15/2032 (a)	1,082	1,092
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	4,885	4,749
Ares Capital Corp. 5.25% 4/12/2031	23,861	23,192
Ares Strategic Income Fund 5.55% 4/15/2031	29,723	28,859
Aretec Group, Inc. 10.00% 8/15/2030 (a)	2,064	2,177
Arthur J. Gallagher & Co. 5.15% 2/15/2035	4,369	4,339
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,154	1,095
Athene Holding, Ltd. 6.625% 5/19/2055	20,000	19,464
Banco do Brasil SA 5.625% 10/23/2031 (a)	5,755	5,707
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (a)(b)	2,615	2,598
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (b)	3,203	3,192
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (b)	16,146	16,214
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	4,435	3,956
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	11,774	10,450
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (b)	7,675	7,542
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (b)	395	392
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	23,057	20,373
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (b)	433	391
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (b)	130	136
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	28,740	28,317
Bank of Nova Scotia (The) 4.813% 2/2/2034 (USD-SOFR + 1.045% on 2/2/2033) (b)	5,250	5,171
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (a)	10,470	10,272
BlackRock Funding, Inc. 5.00% 3/14/2034	514	518
BlackRock Funding, Inc. 5.25% 3/14/2054	11,678	11,008
Blackstone Private Credit Fund 4.00% 1/15/2029	2,456	2,348
Blackstone Private Credit Fund 5.25% 4/1/2030	2,456	2,386
Blackstone Private Credit Fund 6.25% 1/25/2031	7,980	7,990
Blackstone Private Credit Fund 5.35% 3/12/2031	7,258	6,981
Blackstone Private Credit Fund 5.95% 5/15/2031	7,980	7,859
Blackstone Private Credit Fund 6.00% 1/29/2032	1,285	1,267
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	1,825	1,772
Block, Inc. 5.625% 8/15/2030 (a)	3,405	3,415
Block, Inc. 6.50% 5/15/2032	14,650	14,964
Block, Inc. 6.00% 8/15/2033 (a)	4,360	4,393
Blue Owl Credit Income Corp. 5.80% 3/15/2030	17,489	17,053
Blue Owl Credit Income Corp. 6.65% 3/15/2031	3,447	3,448
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (a)	14,910	14,848
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(b)	18,074	16,427
BNP Paribas SA 4.916% 1/15/2034 (USD-SOFR + 1.294% on 1/15/2033) (a)(b)	1,285	1,261
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	1,717	1,693
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	5,442	5,586
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	12,048	12,593
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	15,217	14,912
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	3,765	3,855
Brown & Brown, Inc. 5.25% 6/23/2032	5,677	5,685
Brown & Brown, Inc. 5.55% 6/23/2035	16,746	16,718
Brown & Brown, Inc. 6.25% 6/23/2055	2,177	2,197
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	7,609	7,687

1	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(b)	USD1,362	$1,349
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	6,301	6,433
Capital One Financial Corp. 4.493% 9/11/2031 (USD-SOFR + 1.25% on 9/11/2030) (b)	5,000	4,908
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (b)	2,805	2,768
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	8,885	9,234
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	20,000	19,744
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (b)	3,658	3,824
Chubb INA Holdings, LLC 5.00% 3/15/2034	28,980	29,075
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)	25,000	24,988
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	15,849	14,050
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	8,368	7,583
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	2,169	2,235
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	32,002	32,246
Citizens Bank, N.A. 4.192% 1/29/2029 (USD-SOFR + 0.70% on 1/29/2028) (b)	12,740	12,639
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	10,470	9,946
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	21,900	19,092
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	13,841	13,194
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	6,528	5,936
Corebridge Financial, Inc. 3.90% 4/5/2032	5,247	4,926
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	12,525	12,511
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	7,375	7,716
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	2,048	2,019
Equitable America Global Funding 5.125% 6/15/2031 (a)	6,812	6,839
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (b)	EUR778	905
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	USD2,400	2,489
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	2,480	2,524
FS KKR Capital Corp. 6.125% 1/15/2030	8,100	7,897
FS KKR Capital Corp. 6.125% 1/15/2031	1,750	1,683
FS KKR Capital Corp. 7.50% 8/1/2031	9,973	9,937
Goldman Sachs BDC, Inc. 5.10% 1/28/2029	6,488	6,338
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)	8,654	8,587
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (b)	100,000	99,964
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (b)	25,788	22,957
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (b)	257	267
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (b)	5,269	5,289
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (b)	6,775	6,657
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	90,773	88,178
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (b)	58,125	56,772
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (b)	54,375	54,583
Goldman Sachs Group, Inc. 5.387% 2/2/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 2/2/2036) (b)	2,922	2,847
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (b)	8,207	6,204
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	2,968	2,148
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	1,433	1,426
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	5,160	5,118
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	5,158	5,227
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	19,396	19,166
Goldman Sachs Private Credit Corp. 6.15% 6/16/2031 (a)	15,992	15,881
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	6,878	6,587
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	8,680	7,794
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (b)	8,339	8,449
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	9,000	10,608
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	16,113	14,393
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	13,166	12,027
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	15,450	13,760
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	11,950	8,673
Jane Street Group, LLC 7.125% 4/30/2031 (a)	895	926
Jane Street Group, LLC 6.125% 11/1/2032 (a)	1,790	1,791
Jane Street Group, LLC 6.75% 5/1/2033 (a)	3,855	3,966
Jefferies Financial Group, Inc. 5.50% 2/15/2036	33,000	31,861
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (b)	11,000	10,982
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (b)	11,293	11,292
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	1,259	1,120
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	7,890	8,115

American Funds Strategic Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	USD75,938	$73,858
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (b)	4,310	4,199
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	15,000	14,758
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (b)	88,254	87,652
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	5,000	4,980
KeyCorp 5.305% 1/28/2037 (USD-SOFR + 1.367% on 1/28/2036) (b)	4,352	4,290
Marsh & McLennan Cos., Inc. 2.375% 12/15/2031	6,772	6,002
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	18,531	18,355
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	18,531	17,529
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (b)	4,156	4,087
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (b)	181	182
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (b)	11,500	11,351
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (b)	196	200
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	11,705	11,447
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	1,112	1,099
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	23,965	23,217
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	66,677	65,230
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (b)	87,015	86,615
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (b)	9,867	10,179
Morgan Stanley 5.314% 1/18/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.17% on 1/18/2036) (b)	2,197	2,142
Navient Corp. 5.50% 3/15/2029	2,745	2,636
Navient Corp. 9.375% 7/25/2030	8,515	8,659
Navient Corp. 11.50% 3/15/2031	39	41
Navient Corp. 9.375% 10/15/2031	11,505	11,476
Navient Corp. 7.875% 6/15/2032	4,255	3,988
Navient Corp. 5.625% 8/1/2033	32,530	26,919
OneMain Finance Corp. 6.125% 5/15/2030	2,000	2,001
OneMain Finance Corp. 7.50% 5/15/2031	18,010	18,617
OneMain Finance Corp. 7.125% 11/15/2031	9,659	9,863
OneMain Finance Corp. 7.125% 9/15/2032	4,515	4,597
OneMain Finance Corp. 6.50% 3/15/2033	4,000	3,939
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	5,295	5,318
Oxford Finance, LLC 7.75% 5/15/2031 (a)	3,950	3,918
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	EUR3,077	3,794
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (b)	2,790	3,328
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (b)	USD16,678	17,580
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	55,220	60,986
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	343	354
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	19,295	19,555
PNC Financial Services Group, Inc. 4.075% 1/25/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.17% on 1/25/2036) (b)	3,584	3,523
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	1,825	1,832
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	7,845	7,806
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	4,230	4,255
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	5,778	5,758
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (a)	3,267	3,230
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	9,266	9,269
Synchrony Financial 4.947% 2/25/2032 (USD-SOFR + 1.53% on 2/25/2031) (b)	7,500	7,314
Synchrony Financial 7.25% 2/2/2033	7,412	7,730
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR + 2.07% on 7/29/2035) (b)	7,294	7,332
Toronto-Dominion Bank (The) 2.00% 9/10/2031	1,469	1,300
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	12,783	12,881
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (b)	4,378	4,373
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	1,480	1,540
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	20,729	21,352
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	8,636	8,403
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (b)	1,482	1,547
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	1,899	1,874
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	13,502	14,094
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	25,758	26,606
U.S. Bancorp 5.033% 1/26/2037 (USD-SOFR + 1.101% on 1/26/2036) (b)	6,505	6,415
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	750	661

3	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031) (a)(b)	USD4,980	$4,574
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	490	494
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	8,487	8,511
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (b)	4,532	4,504
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (b)	956	979
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	15,500	16,736
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (b)	138,058	134,834
		2,298,642

Communication services 5.30%
Advanced Info Service PCL 4.894% 3/4/2036	20,475	20,157
Alphabet, Inc. 4.375% 11/15/2032	786	774
Alphabet, Inc. 4.50% 5/15/2035	7,623	7,444
Alphabet, Inc. 4.70% 11/15/2035	60,922	59,711
Alphabet, Inc. 4.80% 2/15/2036	10,518	10,344
Alphabet, Inc. 5.50% 2/15/2046	25,000	24,644
Alphabet, Inc. 5.25% 5/15/2055	440	412
Alphabet, Inc. 5.45% 11/15/2055	1,503	1,442
Alphabet, Inc. 5.65% 2/15/2056	25,453	25,133
Altice France 6.50% 4/15/2032 (a)	2,138	2,068
Altice France 6.875% 7/15/2032 (a)	15,677	15,220
America Movil, SAB de CV, 10.125% 1/22/2029	MXN1,302,560	77,600
America Movil, SAB de CV, 9.50% 1/27/2031	1,219,000	71,270
AT&T, Inc. 4.75% 4/30/2033	USD7,000	6,852
AT&T, Inc. 3.50% 9/15/2053	20,584	13,373
CCO Holdings, LLC 4.75% 2/1/2032 (a)	18,531	16,542
CCO Holdings, LLC 4.50% 5/1/2032	2,550	2,253
CCO Holdings, LLC 7.00% 2/1/2033 (a)	10,460	10,267
CCO Holdings, LLC 4.50% 6/1/2033 (a)	19,297	16,757
CCO Holdings, LLC 4.25% 1/15/2034 (a)	30,534	25,878
CCO Holdings, LLC 7.375% 2/1/2036 (a)	7,485	7,349
Charter Communications Operating, LLC 2.80% 4/1/2031	5,000	4,456
Charter Communications Operating, LLC 6.55% 6/1/2034	1,105	1,129
Charter Communications Operating, LLC 5.85% 12/1/2035	5,977	5,788
Charter Communications Operating, LLC 4.80% 3/1/2050	39,085	29,183
Charter Communications Operating, LLC 3.70% 4/1/2051	2,964	1,841
Charter Communications Operating, LLC 3.90% 6/1/2052	7,235	4,616
Charter Communications Operating, LLC 5.25% 4/1/2053	42,903	33,477
Charter Communications Operating, LLC 6.70% 12/1/2055	22,469	21,430
Comcast Corp. 5.65% 6/1/2054	7,188	6,448
Connect Finco SARL 9.00% 9/15/2029 (a)	28,890	30,435
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	7,640	7,785
Discovery Global Holdings, Inc. 5.05% 3/15/2042	19,165	14,064
Discovery Global Holdings, Inc. 5.141% 3/15/2052	3,840	2,582
DISH Network Corp. 11.75% 11/15/2027 (a)	22,896	23,543
EchoStar Corp. 10.75% 11/30/2029	29,030	31,387
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	9,549	9,719
Embarq, LLC 7.995% 6/1/2036	1,250	362
Gray Media, Inc. 10.50% 7/15/2029 (a)	10,778	11,383
Gray Media, Inc. 5.375% 11/15/2031 (a)	1,686	1,132
Gray Media, Inc. 9.625% 7/15/2032 (a)	4,975	4,806
Gray Media, Inc. 7.25% 8/15/2033 (a)	5,273	5,197
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	2,645	2,736
Meta Platforms, Inc. 4.60% 11/15/2032	1,775	1,746
Meta Platforms, Inc. 4.875% 11/15/2035	29,995	29,201
Meta Platforms, Inc. 5.25% 5/15/2036	15,002	14,902
Meta Platforms, Inc. 5.50% 11/15/2045	9,010	8,365
Meta Platforms, Inc. 4.45% 8/15/2052	22,500	17,352
Meta Platforms, Inc. 5.40% 8/15/2054	5,297	4,677
Meta Platforms, Inc. 5.625% 11/15/2055	22,089	20,030
Meta Platforms, Inc. 6.30% 5/15/2056	40,748	40,588
Meta Platforms, Inc. 5.75% 11/15/2065	10,553	9,487
News Corp. 3.875% 5/15/2029 (a)	3,725	3,613
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	5,559	5,449

American Funds Strategic Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	USD16,690	$16,700
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	11,254	11,237
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	7,205	7,541
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	2,845	3,021
Orange 5.00% 1/13/2036 (a)	26,838	26,227
Paramount Global 5.50% 5/15/2033	4,000	3,559
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	7,042	6,861
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	2,919	2,914
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	6,476	6,100
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	9,798	8,904
Snap, Inc. 6.875% 3/1/2033 (a)	6,125	5,974
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	13,409	13,378
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	38,312	38,095
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	47,000	46,405
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	12,000	11,677
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	17,500	16,895
Stagwell Global, LLC 5.625% 8/15/2029 (a)	5,383	5,196
T-Mobile USA, Inc. 2.55% 2/15/2031	18,497	16,788
T-Mobile USA, Inc. 2.875% 2/15/2031	2,814	2,587
Univision Communications, Inc. 4.50% 5/1/2029 (a)	6,254	5,976
Univision Communications, Inc. 7.375% 6/30/2030 (a)	9,335	9,368
Univision Communications, Inc. 8.50% 7/31/2031 (a)	9,750	9,800
Univision Communications, Inc. 9.375% 8/1/2032 (a)	4,575	4,652
Verizon Communications, Inc. 2.55% 3/21/2031	7,587	6,890
Verizon Communications, Inc. 5.25% 4/2/2035	3,037	3,037
Verizon Communications, Inc. 5.00% 1/15/2036	1,217	1,187
Verizon Communications, Inc. 5.75% 11/30/2045	249	242
Verizon Communications, Inc. 3.55% 3/22/2051	15,000	10,426
Verizon Communications, Inc. 5.875% 11/30/2055	237	230
Verizon Communications, Inc. 6.00% 11/30/2065	280	272
		1,126,538

Health care 4.96%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	10,500	10,642
AbbVie, Inc. 3.20% 11/21/2029	1,118	1,071
AbbVie, Inc. 4.40% 3/15/2033	7,398	7,241
AbbVie, Inc. 5.05% 3/15/2034	32,320	32,679
AbbVie, Inc. 4.75% 3/15/2036	13,042	12,764
AbbVie, Inc. 5.35% 3/15/2044	1,350	1,320
AbbVie, Inc. 5.40% 3/15/2054	4,407	4,238
AbbVie, Inc. 5.55% 3/15/2056	4,967	4,890
AbbVie, Inc. 5.50% 3/15/2064	403	388
Accendra Health, Inc. 9.00% 6/15/2032 (a)	6,975	6,498
Accendra Health, Inc. 9.75% 6/15/2033 (a)	17,339	11,854
Amgen, Inc. 3.00% 2/22/2029	44	42
Amgen, Inc. 4.05% 8/18/2029	1,181	1,163
Amgen, Inc. 5.25% 3/2/2030	11,990	12,219
Amgen, Inc. 4.20% 2/19/2031	1,267	1,243
Amgen, Inc. 4.20% 3/1/2033	14,000	13,456
Amgen, Inc. 5.25% 3/2/2033	53,634	54,595
Amgen, Inc. 4.85% 2/19/2036	10,691	10,478
Amgen, Inc. 4.875% 3/1/2053	365	318
Amgen, Inc. 5.65% 3/2/2053	3,548	3,456
Amgen, Inc. 5.75% 3/2/2063	11,582	11,239
Ascension Health 4.078% 11/15/2028	13,466	13,352
Ascension Health 4.294% 11/15/2030	32,459	31,995
Ascension Health 4.923% 11/15/2035	19,078	18,853
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,463	3,499
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	5,360	5,307
Banner Health 2.913% 1/1/2051	9,266	5,689
Baxter International, Inc. 4.45% 2/15/2029	3,010	2,976
Baxter International, Inc. 4.90% 12/15/2030	14,958	14,850
Baxter International, Inc. 2.539% 2/1/2032	8,260	7,112
Baxter International, Inc. 5.65% 12/15/2035	27,546	27,336
Baxter International, Inc. 3.132% 12/1/2051	12,537	7,506

5	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bayer US Finance, LLC 6.50% 11/21/2033 (a)	USD15,007	$16,116
Baylor Scott & White Holdings 1.777% 11/15/2030	17,685	15,712
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	14,170	13,930
Bristol-Myers Squibb Co. 5.20% 2/22/2034	14,739	15,035
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,816
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,225
Centene Corp. 2.45% 7/15/2028	22,390	21,288
Centene Corp. 3.00% 10/15/2030	8,625	7,811
Centene Corp. 2.50% 3/1/2031	6,272	5,482
Centene Corp. 2.625% 8/1/2031	8,805	7,678
Cigna Group (The) 2.375% 3/15/2031	1,713	1,543
Cigna Group (The) 5.25% 1/15/2036	15,000	15,044
Cigna Group (The) 6.00% 1/15/2056	7,500	7,645
CVS Health Corp. 5.45% 9/15/2035	30,139	30,541
CVS Health Corp. 6.00% 6/1/2044	25,017	25,279
CVS Health Corp. 6.05% 6/1/2054	25,017	25,048
CVS Health Corp. 6.20% 9/15/2055	13,794	14,123
CVS Health Corp. 6.00% 6/1/2063	2,281	2,230
Elanco Animal Health, Inc. 6.40% 8/28/2028	5,000	5,144
Elevance Health, Inc. 5.00% 1/15/2036	18,000	17,658
Elevance Health, Inc. 5.70% 9/15/2055	6,000	5,849
Eli Lilly and Co. 5.10% 2/12/2035	2,363	2,401
Eli Lilly and Co. 5.50% 2/12/2055	929	924
Encompass Health Corp. 5.875% 6/1/2034 (a)	3,790	3,785
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	3,896	4,097
Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,760
Gilead Sciences, Inc. 5.10% 6/15/2035	16,744	16,890
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	923
HCA, Inc. 3.625% 3/15/2032	4,659	4,339
Horseshoe Funding Trust II 6.887% 11/15/2055 (a)	16,500	17,310
Humana, Inc. 5.375% 4/15/2031	5,600	5,677
Humana, Inc. 5.95% 3/15/2034	5,000	5,178
Humana, Inc. 5.55% 5/1/2035	2,490	2,495
Humana, Inc. 5.75% 4/15/2054	8,648	8,118
Johnson & Johnson 4.95% 6/1/2034	3,907	4,012
Medline Borrower, LP 5.00% 6/15/2031 (a)	30,164	30,037
Medline Borrower, LP 5.25% 6/15/2033 (a)	14,576	14,498
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	5,345	4,988
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	11,385	11,596
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	9,655	8,734
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	16,955	16,995
Novartis Capital Corp. 4.90% 3/18/2036	757	753
Novartis Capital Corp. 5.60% 3/18/2046	64	65
Novartis Capital Corp. 5.70% 3/18/2056	235	240
Organon & Co. 4.125% 4/30/2028 (a)	7,000	6,916
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,109	5,061
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	18,961
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,206	11,507
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(c)	842	837
Roche Holdings, Inc. 5.593% 11/13/2033 (a)	4,971	5,197
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	1,154	1,165
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,272	2,230
Roche Holdings, Inc. 2.607% 12/13/2051 (a)	8,777	5,342
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	7,227	7,502
Summa Health 3.511% 11/15/2051	9,215	6,748
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	4,915	4,982
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	30,167	30,112
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,908	1,928
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,625	8,629
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	3,993
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	16,283
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	10,850
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	10,166
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	10,337	7,985
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	5,265	5,397
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	1,886	1,853

American Funds Strategic Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	USD1,271	$1,257
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,919
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,442	1,403
UnitedHealth Group, Inc. 5.35% 2/15/2033	10,110	10,378
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,187	1,187
UnitedHealth Group, Inc. 5.15% 7/15/2034	8,261	8,339
UnitedHealth Group, Inc. 5.30% 6/15/2035	26,826	27,331
UnitedHealth Group, Inc. 5.50% 7/15/2044	21,311	20,884
UnitedHealth Group, Inc. 3.25% 5/15/2051	13,172	8,876
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,830	2,429
UnitedHealth Group, Inc. 5.875% 2/15/2053	6,764	6,806
UnitedHealth Group, Inc. 5.375% 4/15/2054	1,500	1,413
UnitedHealth Group, Inc. 5.95% 6/15/2055	7,400	7,631
Viatris, Inc. 2.70% 6/22/2030	5,000	4,565
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,571	1,658
		1,053,001

Consumer discretionary 3.31%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,299	1,315
Advance Auto Parts, Inc. 7.00% 8/1/2030 (a)	1,015	1,041
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,463	2,171
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	21,975	22,791
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	1,530	1,509
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	9,673	9,947
Amazon.com, Inc. 4.65% 11/20/2035	42,310	41,162
Amazon.com, Inc. 4.875% 3/13/2036	8,221	8,096
Amazon.com, Inc. 5.45% 11/20/2055	56,700	53,648
Amazon.com, Inc. 5.80% 3/13/2056	12,836	12,763
AutoNation, Inc. 5.89% 3/15/2035	14,825	15,128
Booking Holdings, Inc. 5.375% 5/7/2036	5,430	5,440
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,293
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	21,505	20,994
Carnival Corp., Ltd. 4.00% 8/1/2028 (a)	11,000	10,802
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	3,460	3,456
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)	6,150	6,376
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	6,949	7,038
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	11,665	11,812
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	1,635	1,715
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (a)	24,000	24,187
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (a)	7,775	7,366
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	7,121	6,928
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	2,340	2,296
Ford Motor Co. 4.75% 1/15/2043	3,085	2,428
Ford Motor Co. 5.291% 12/8/2046	6,181	5,087
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,803
Ford Motor Credit Co., LLC 5.85% 5/17/2027	20,000	20,155
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,781
Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,856
Ford Motor Credit Co., LLC 5.918% 3/20/2028	13,507	13,678
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,794	1,689
Ford Motor Credit Co., LLC 4.97% 4/6/2029	4,000	3,960
Ford Motor Credit Co., LLC 7.20% 6/10/2030	12,895	13,595
Ford Motor Credit Co., LLC 5.73% 9/5/2030	3,924	3,947
Ford Motor Credit Co., LLC 5.42% 4/9/2031	2,000	1,984
Ford Motor Credit Co., LLC 6.054% 11/5/2031	10,414	10,546
Ford Motor Credit Co., LLC 5.753% 4/6/2033	9,144	9,073
Ford Motor Credit Co., LLC 7.122% 11/7/2033	9,663	10,283
Ford Motor Credit Co., LLC 6.125% 3/8/2034	13,631	13,726
Ford Motor Credit Co., LLC 6.50% 2/7/2035	21,000	21,516
General Motors Financial Co., Inc. 5.625% 4/4/2032	4,945	5,067
General Motors Financial Co., Inc. 5.45% 9/6/2034	9,957	9,980
General Motors Financial Co., Inc. 6.15% 7/15/2035	13,972	14,567
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	22,000	19,777
Genting New York, LLC 7.25% 10/1/2029 (a)	2,000	2,058
Gildan Activewear, Inc. 5.40% 10/7/2035 (a)	4,080	3,964

7	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
GLP Capital, LP 4.00% 1/15/2030	USD1,853	$1,782
GOHL Capital Holdings, Ltd. 8.30% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.261% on 4/29/2036) (b)	7,521	7,248
GOHL Capital Holdings, Ltd. 7.625% perpetual bonds senior (5-year UST Yield Curve Rate T Note Constant Maturity + 3.71% on 10/29/2031) (b)	19,340	18,750
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	7,800	7,873
Grand Canyon University 4.375% 10/1/2026	5,001	5,007
Grand Canyon University 5.125% 10/1/2028	6,486	6,405
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	2,154	2,157
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	3,153	3,081
Home Depot, Inc. 5.40% 6/25/2064	13,717	13,054
Hyundai Capital America 4.75% 6/18/2029 (a)	1,039	1,036
Hyundai Capital America 5.00% 6/18/2031 (a)	1,716	1,714
Jacobs Entertainment, Inc. 6.75% 2/15/2029 (a)	390	383
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	4,443	4,632
McDonald’s Corp. 4.95% 3/3/2035	4,274	4,259
McDonald’s Corp. 3.625% 9/1/2049	907	662
McDonald’s Corp. 4.20% 4/1/2050	2,093	1,678
McDonald’s Corp. 5.15% 9/9/2052	1,483	1,361
Newell Brands, Inc. 8.50% 6/1/2028 (a)	1,251	1,308
Newell Brands, Inc. 6.375% 5/15/2030	5,258	5,333
Newell Brands, Inc. 6.625% 5/15/2032	11,033	11,179
Newell Brands, Inc. 7.375% 4/1/2036	11,079	11,246
Newell Brands, Inc. 7.50% 4/1/2046	1,315	1,228
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	21,955	23,260
Party City Holdings, Inc. 0% 10/12/2028 (d)	560	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (d)	2,594	52
Prosus NV 4.193% 1/19/2032	4,000	3,804
Prosus NV 3.832% 2/8/2051	3,380	2,259
Prosus NV 4.987% 1/19/2052	1,620	1,292
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	1,285	1,274
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	4,633	4,678
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (a)	17,735	17,889
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	5,201	5,064
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	7,103	7,054
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	7,500	7,267
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	6,000	5,133
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,655	2,542
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	7,400	7,161
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	5,735	5,731
Whirlpool Corp. 7.50% 7/1/2031 (a)	995	1,009
Whirlpool Corp. 7.875% 7/1/2034 (a)	4,275	4,303
		703,942

Energy 3.13%
3R Lux SARL 9.75% 2/5/2031 (a)	3,224	3,383
3R Lux SARL 9.75% 2/5/2031	202	212
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,990	2,771
Antero Resources Corp. 5.40% 2/1/2036	6,110	6,017
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	4,260	4,260
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	3,943	3,990
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	2,608	2,675
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	12,851	12,560
Borr IHC, Ltd. 9.00% 1/15/2034 (a)	12,163	11,771
Cheniere Energy Partners, LP 5.35% 11/30/2036 (a)	27,881	27,749
Cheniere Energy Partners, LP 6.05% 11/30/2056 (a)	22,735	22,981
Chevron Corp. 3.078% 5/11/2050	1,094	734
CNX Resources Corp. 7.375% 1/15/2031 (a)	2,853	2,923
CNX Resources Corp. 7.25% 3/1/2032 (a)	1,816	1,872
CNX Resources Corp. 5.875% 3/1/2034 (a)	2,185	2,127
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	2,794	2,637
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	12,510	13,178
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	4,503	4,542
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	10,178	10,312
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	5,740	5,709

American Funds Strategic Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	USD4,705	$4,849
Diamondback Energy, Inc. 5.75% 4/18/2054	4,775	4,646
Diamondback Energy, Inc. 5.90% 4/18/2064	3,201	3,125
Ecopetrol SA 7.75% 2/1/2032	7,200	7,544
Ecopetrol SA 8.875% 1/13/2033	7,940	8,700
Ecopetrol SA 8.375% 1/19/2036	9,425	10,214
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	6,445	6,190
Eni SpA 5.25% 5/18/2036 (a)	8,190	8,057
Eni SpA 6.00% 5/18/2056 (a)	3,250	3,210
Enterprise Products Operating, LLC 5.20% 1/15/2036	564	566
EQT Corp. 4.50% 1/15/2029	904	898
Exxon Mobil Corp. 4.227% 3/19/2040	1,112	1,002
Exxon Mobil Corp. 3.452% 4/15/2051	1,139	812
FORESEA Holding SA 7.50% 6/15/2030	3,588	3,544
Genesis Energy, LP 6.75% 3/15/2034	2,165	2,150
GeoPark, Ltd. 8.75% 1/31/2030 (a)	13,658	13,556
GeoPark, Ltd. 8.75% 1/31/2030	642	637
Global Partners, LP 8.25% 1/15/2032 (a)	1,978	2,073
Green Palm Bidco SARL 5.957% 6/30/2041 (a)	5,613	5,676
Green Palm Bidco SARL 6.462% 6/30/2046 (a)	2,405	2,438
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	10,000	10,216
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	4,114	4,201
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	1,191	1,187
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	2,502	2,463
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	801	776
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	4,216	4,084
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	2,325	2,358
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	2,325	2,387
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	2,571	2,598
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	5,495	5,651
Matador Resources Co. 6.25% 4/15/2033 (a)	3,521	3,510
Modec Finance BV 7.84% 7/15/2026 (d)(f)	9,000	9,104
MPLX, LP 5.40% 9/15/2035	6,168	6,154
Murphy Oil Corp. 6.00% 10/1/2032	2,492	2,483
MV24 Capital BV 6.748% 6/1/2034	6,985	6,956
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	6,375	6,666
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	5,443	5,592
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (a)(c)	25,307	23,006
NFE Financing, LLC 12.00% 11/15/2029 (a)(g)	67,862	24,024
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,812	1,877
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	3,947	4,111
Noble Finance II, LLC 8.00% 4/15/2030 (a)	9,478	9,825
Noble Finance II, LLC 6.25% 6/15/2034 (a)	8,150	7,993
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	6,926	7,137
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	5,570	5,538
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	4,711	4,954
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	1,992	2,061
Petroleos Mexicanos 6.84% 1/23/2030	10,000	10,277
Petroleos Mexicanos 6.375% 1/23/2045	574	490
Petroleos Mexicanos 6.75% 9/21/2047	1,406	1,205
Petroleos Mexicanos 6.35% 2/12/2048	233	192
Petroleos Mexicanos 7.69% 1/23/2050	1,481	1,382
Petroleos Mexicanos 6.95% 1/28/2060	1,657	1,395
Pluspetrol SA 8.125% 5/18/2031	2,404	2,491
Pluspetrol SA 8.50% 5/30/2032 (a)	6,290	6,538
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)(g)	12,695	7,022
Range Resources Corp. 4.75% 2/15/2030 (a)	1,242	1,217
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	7,708	7,864
Saudi Arabian Oil Co. 5.00% 2/2/2036 (a)	2,647	2,591
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	10,560	10,201
SM Energy Co. 8.375% 7/1/2028 (a)	11,652	11,930
SM Energy Co. 8.625% 11/1/2030 (a)	2,275	2,390
SM Energy Co. 8.75% 7/1/2031 (a)	8,422	8,800
SM Energy Co. 9.625% 6/15/2033 (a)	7,899	8,665
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	2,840	2,961
Sunoco, LP 7.00% 5/1/2029 (a)	3,697	3,801

9	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Sunoco, LP 5.625% 3/15/2031 (a)	USD2,765	$2,746
Sunoco, LP 5.375% 7/15/2031 (a)	3,390	3,346
Sunoco, LP 7.25% 5/1/2032 (a)	4,281	4,443
Sunoco, LP 5.875% 3/15/2034 (a)	2,930	2,892
Sunoco, LP 5.625% 7/15/2034 (a)	2,325	2,270
Talos Production, Inc. 9.00% 2/1/2029 (a)	2,789	2,907
Talos Production, Inc. 9.375% 2/1/2031 (a)	4,456	4,683
Targa Resources Corp. 5.40% 7/30/2036	6,148	6,126
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	2,232	2,291
Transocean International, Ltd. 8.75% 2/15/2030 (a)	2,463	2,561
Transocean International, Ltd. 7.875% 10/15/2032 (a)	1,430	1,494
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	10,200	10,853
USA Compression Partners, LP 7.125% 3/15/2029 (a)	7,097	7,273
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	10,003	10,250
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	6,178	5,803
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	2,770	2,801
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	10,751	11,195
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	5,515	5,890
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	8,945	8,796
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	5,380	5,306
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	2,735	2,800
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	8,733	9,588
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	8,095	8,439
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	8,695	9,063
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	6,616	7,423
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	6,025	6,391
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	2,960	3,160
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	10,393	10,771
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	6,180	6,341
YPF SA 8.25% 1/17/2034	6,449	6,755
		665,271

Information technology 2.98%
Amphenol Corp. 4.40% 2/15/2033	4,961	4,825
Amphenol Corp. 4.625% 2/15/2036	5,355	5,173
Amphenol Corp. 5.30% 11/15/2055	1,897	1,801
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	4,425	4,444
Beacon Point DC, LLC 6.129% 11/30/2042 (a)	11,737	11,843
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	7,255	7,357
Broadcom, Inc. 5.15% 11/15/2031	8,371	8,520
Broadcom, Inc. 4.55% 2/15/2032	7,771	7,668
Broadcom, Inc. 3.469% 4/15/2034	4,000	3,593
Broadcom, Inc. 4.80% 10/15/2034	6,845	6,702
Broadcom, Inc. 5.20% 7/15/2035	18,075	18,145
Broadcom, Inc. 4.95% 1/15/2036	4,663	4,582
Broadcom, Inc. 3.187% 11/15/2036 (a)	5,996	5,026
Cisco Systems, Inc. 5.05% 2/26/2034	1,159	1,169
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	13,134	12,758
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	9,266	8,691
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	5,700	4,946
Dell International, LLC 5.25% 2/15/2037	5,000	4,924
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	11,875	12,397
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	21,491	21,777
Intel Corp. 5.30% 5/15/2036	6,300	6,271
Intel Corp. 3.05% 8/12/2051	2,130	1,334
Intel Corp. 5.60% 2/21/2054	10,973	10,269
Microchip Technology, Inc. 5.05% 2/15/2030	11,560	11,611
NCR Atleos Corp. 9.50% 4/1/2029 (a)	14,074	15,014
NVIDIA Corp. 5.625% 6/15/2056	8,000	7,947
Oracle Corp. 4.55% 2/4/2029	6,103	6,017
Oracle Corp. 4.95% 2/4/2031	5,329	5,218
Oracle Corp. 4.80% 9/26/2032	6,203	5,905
Oracle Corp. 5.35% 5/4/2033	10,738	10,434
Oracle Corp. 5.50% 8/3/2035	25,398	24,313
Oracle Corp. 5.20% 9/26/2035	41,654	39,014

American Funds Strategic Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 5.70% 2/4/2036	USD34,975	$33,884
Oracle Corp. 6.55% 2/4/2046	22,349	21,080
Oracle Corp. 3.60% 4/1/2050	5,000	3,043
Oracle Corp. 3.95% 3/25/2051	4,145	2,654
Oracle Corp. 6.00% 8/3/2055	23,840	20,314
Oracle Corp. 5.95% 9/26/2055	47,459	40,357
Oracle Corp. 6.70% 2/4/2056	13,074	12,313
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	90,395	90,146
Roper Technologies, Inc. 4.90% 10/15/2034	14,977	14,480
Roper Technologies, Inc. 5.10% 9/15/2035	11,055	10,744
Salesforce, Inc. 5.55% 3/15/2036	3,000	2,999
Salesforce, Inc. 6.55% 3/15/2056	3,000	3,003
Synopsys, Inc. 5.15% 4/1/2035	15,000	14,921
Synopsys, Inc. 5.70% 4/1/2055	23,164	22,484
UKG, Inc. 6.875% 2/1/2031 (a)	7,850	7,631
Unisys Corp. 10.625% 1/15/2031 (a)	20,283	19,108
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(f)	4,984	5,525
WULF Compute, LLC 7.75% 10/15/2030 (a)	7,590	7,977
		632,351

Materials 2.25%
Ball Corp. 2.875% 8/15/2030	13,027	11,894
Ball Corp. 5.50% 9/15/2033	20,000	20,135
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,106	4,112
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	20,392	20,820
Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	2,720
Braskem Netherlands Finance BV 4.50% 1/31/2030	5,695	3,278
Braskem Netherlands Finance BV 4.50% 1/31/2030 (a)	400	230
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	8,660	5,429
Braskem Netherlands Finance BV 8.50% 1/12/2031	5,301	3,323
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	7,945	4,717
Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	1,781
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	12,300	7,407
Canpack Group, Inc. 6.00% 5/15/2031 (a)	955	961
Celanese US Holdings, LLC 7.35% 11/15/2028	11,817	12,315
Celanese US Holdings, LLC 6.50% 4/15/2030	16,898	17,233
Celanese US Holdings, LLC 7.379% 7/15/2032	5,559	5,850
Celanese US Holdings, LLC 7.45% 11/15/2033	18,458	19,732
Celanese US Holdings, LLC 7.375% 2/15/2034	10,000	10,339
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	5,270	5,286
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	9,266	9,354
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	8,038	8,142
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	9,266	9,204
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	9,266	9,268
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	2,670	2,668
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	16,030	16,608
CVR Partners, LP 6.125% 6/15/2028 (a)	4,902	4,896
Dow Chemical Co. (The) 5.35% 3/15/2035	9,871	9,720
Dow Chemical Co. (The) 5.65% 3/15/2036	13,707	13,643
Dow Chemical Co. (The) 4.375% 11/15/2042	5,231	4,221
Dow Chemical Co. (The) 4.625% 10/1/2044	787	642
Dow Chemical Co. (The) 5.55% 11/30/2048	3,514	3,122
Dow Chemical Co. (The) 4.80% 5/15/2049	3,378	2,705
Dow Chemical Co. (The) 3.60% 11/15/2050	2,708	1,797
Dow Chemical Co. (The) 6.90% 5/15/2053	768	803
Dow Chemical Co. (The) 5.60% 2/15/2054	12,911	11,450
Dow Chemical Co. (The) 5.95% 3/15/2055	3,018	2,806
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(c)	9,471	2,533
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	15,035	12,705
Glencore Funding, LLC 5.20% 7/1/2033 (a)	5,000	5,005
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (a)	7,188	6,486
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	913	918
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	885	893
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	5,250	5,311
LYB International Finance III, LLC 5.125% 1/15/2031	4,120	4,114

11	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
LYB International Finance III, LLC 5.50% 3/1/2034	USD6,809	$6,753
LYB International Finance III, LLC 6.15% 5/15/2035	8,564	8,781
LYB International Finance III, LLC 5.875% 1/15/2036	9,297	9,326
LYB International Finance III, LLC 3.375% 10/1/2040	1,547	1,134
LYB International Finance III, LLC 4.20% 5/1/2050	6,344	4,614
LYB International Finance III, LLC 3.625% 4/1/2051	10,164	6,719
Magnera Corp. 7.25% 11/15/2031 (a)	11,119	10,864
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	7,595	7,642
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	3,365	3,442
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	5,612	5,797
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	10,000	9,731
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	6,005	6,294
Nutrien, Ltd. 4.85% 5/29/2031	8,312	8,307
Nutrien, Ltd. 5.35% 5/29/2036	4,771	4,763
POSCO 4.50% 1/16/2031 (a)	23,780	23,354
POSCO 5.00% 1/16/2036 (a)	20,835	20,287
PT Krakatau Posco 6.375% 6/11/2029	15,000	15,111
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	1,899	1,937
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	1,946	2,039
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	8,720	8,733
Veritiv Operating Co. 10.50% 11/30/2030 (a)	2,165	2,217
Westlake Corp. 6.375% 11/15/2055	2,709	2,677
		477,098

Utilities 2.01%
Aegea Finance SARL 9.00% 1/20/2031 (a)	1,699	1,635
AEP Transmission Co., LLC 5.375% 6/15/2035	425	432
AES Corp. 5.75% 7/15/2033	4,025	4,050
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (a)	2,638	2,500
Alabama Power Co. 5.85% 11/15/2033	213	224
Alabama Power Co. 3.00% 3/15/2052	964	616
Alliant Energy Finance, LLC 3.60% 3/1/2032 (a)	6,301	5,851
Atmos Energy Corp. 4.75% 1/15/2032	5,000	4,986
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,940	3,992
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	2,110	2,111
Comision Federal de Electricidad 6.045% 1/28/2034 (a)	2,384	2,337
Consolidated Edison Co. of New York, Inc. 5.375% 5/15/2034	2,573	2,631
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	1,220	1,239
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (b)	1,630	1,635
DTE Electric Co. 5.25% 5/15/2035	1,350	1,366
Edison International 4.80% 3/15/2031	4,225	4,112
Edison International 5.25% 3/15/2032	15,485	15,298
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (b)	6,075	6,252
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	3,425	3,978
Enfragen Energia Sur SA 8.499% 6/30/2032	762	796
Enfragen Energia Sur SA 8.499% 6/30/2032 (a)	400	418
Eversource Energy 5.50% 1/1/2034	2,200	2,239
Eversource Energy 5.95% 7/15/2034	1,606	1,680
Florida Power & Light Co. 5.125% 6/1/2036	8,895	8,912
Florida Power & Light Co. 5.75% 6/1/2056	396	398
Generadora de Gatun SA 6.874% 9/30/2044 (a)	4,000	4,134
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	8,260	8,723
NiSource, Inc. 5.30% 5/18/2036	1,825	1,827
Pacific Gas and Electric Co. 4.55% 7/1/2030	10,477	10,320
Pacific Gas and Electric Co. 2.50% 2/1/2031	2,279	2,046
Pacific Gas and Electric Co. 5.05% 11/15/2031	50	50
Pacific Gas and Electric Co. 5.90% 6/15/2032	48	50
Pacific Gas and Electric Co. 6.40% 6/15/2033	13,691	14,492
Pacific Gas and Electric Co. 4.95% 7/1/2050	35,242	29,443
Pacific Gas and Electric Co. 3.50% 8/1/2050	29,850	19,930
PacifiCorp 5.45% 4/15/2033	6,018	6,111

American Funds Strategic Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PacifiCorp 5.45% 2/15/2034	USD15,175	$15,356
PacifiCorp 5.80% 4/15/2036	21,000	21,563
PacifiCorp 3.30% 3/15/2051	35	23
PacifiCorp 2.90% 6/15/2052	2,385	1,428
PacifiCorp 5.35% 12/1/2053	17,645	15,839
PacifiCorp 5.50% 5/15/2054	24,629	22,598
PacifiCorp 5.80% 1/15/2055	9,125	8,709
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (b)	4,075	4,049
Pampa Energia SA 7.75% 11/14/2037 (a)	6,090	6,240
Pampa Energia SA 7.75% 11/14/2037	1,617	1,657
PG&E Corp. 5.00% 7/1/2028	1,848	1,839
PG&E Corp. 5.25% 7/1/2030	1,376	1,356
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	19,125	19,067
Public Service Co. of Colorado 2.70% 1/15/2051	1,662	1,001
Public Service Electric and Gas Co. 4.85% 8/1/2034	5,303	5,266
Public Service Electric and Gas Co. 5.625% 1/1/2056	4,525	4,477
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	9,725	9,726
Rio Grande LNG, LLC 5.75% 6/30/2036 (a)	38,860	38,738
Rio Grande LNG, LLC 6.15% 6/30/2041 (a)	7,114	7,119
San Miguel Global Power Holdings Corp., 8.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.102% on 6/17/2031) (b)	10,855	10,890
Southern California Edison Co. 5.15% 6/1/2029	2,550	2,577
Southern California Edison Co. 2.85% 8/1/2029	1,173	1,108
Southern California Edison Co. 4.80% 3/15/2033	16,100	15,790
Southern California Edison Co. 5.20% 6/1/2034	862	855
Southern California Edison Co. 4.00% 4/1/2047	760	567
Southern California Edison Co. 3.45% 2/1/2052	9,688	6,404
Talen Energy Supply, LLC 6.125% 5/1/2031 (f)	3,085	3,086
Talen Energy Supply, LLC 6.375% 5/1/2033 (f)	4,410	4,406
Union Electric Co. 5.25% 4/15/2035	1,125	1,137
Union Electric Co. 5.75% 9/15/2056	1,150	1,148
Virginia Electric & Power 2.40% 3/30/2032	448	396
Virginia Electric & Power 2.45% 12/15/2050	7,450	4,270
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	11,150	11,500
		426,999

Industrials 1.93%
Ambipar Lux SARL 10.875% 2/5/2033 (a)(g)	3,705	852
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	5,170	5,088
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	6,915	6,783
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	3,035	3,129
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	3,330	3,365
BAE Systems PLC 5.30% 3/26/2034 (a)	12,326	12,553
Bidvest Group (UK) PLC 6.20% 9/17/2032	4,000	4,044
Boeing Co. (The) 5.15% 5/1/2030	4,858	4,918
Boeing Co. (The) 3.625% 2/1/2031	14,998	14,278
Boeing Co. (The) 6.388% 5/1/2031	4,887	5,194
Boeing Co. (The) 5.705% 5/1/2040	3,706	3,770
Boeing Co. (The) 5.805% 5/1/2050	13,149	12,999
Boeing Co. (The) 6.858% 5/1/2054	9,070	10,201
Boeing Co. (The) 5.93% 5/1/2060	10,192	10,033
Boeing Co. (The) 7.008% 5/1/2064	1,639	1,866
Bombardier, Inc. 8.75% 11/15/2030 (a)	8,409	8,899
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,611	1,103
Canadian Pacific Railway Co. 3.00% 12/2/2041	3,877	2,879
Canadian Pacific Railway Co. 3.10% 12/2/2051	12,081	7,895
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	2,155	2,187
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	11,845	11,933
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	5,295	5,408
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	8,400	8,748
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	7,675	7,864
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	8,170	8,038
FedEx Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	6,113	6,032

13	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
FedEx Freight Holding Co., Inc. 4.65% 3/15/2031 (a)	USD6,900	$6,781
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	2,981	2,922
FedEx Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	2,286	2,227
GE Vernova, Inc. 4.875% 2/4/2036	3,491	3,437
GE Vernova, Inc. 5.50% 2/4/2056	870	845
General Dynamics Corp. 4.95% 8/15/2035	2,533	2,538
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	4,785	4,889
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	3,555	3,684
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	3,795	3,793
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,923	2,006
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	3,970	3,948
Hertz Corp. (The) 4.625% 12/1/2026 (a)	1,681	1,525
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	6,677	6,647
Icahn Enterprises, LP 5.25% 5/15/2027	11,500	11,373
Icahn Enterprises, LP 9.75% 1/15/2029	13,000	12,760
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	2,695	2,661
Ingersoll-Rand, Inc. 5.45% 6/15/2034	405	413
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	13,660	13,850
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	3,000	2,986
Norfolk Southern Corp. 5.35% 8/1/2054	13,195	12,466
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	7,200	7,342
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	5,949	6,146
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	4,935	5,069
Regal Rexnord Corp. 6.30% 2/15/2030	15,000	15,659
Regal Rexnord Corp. 6.40% 4/15/2033	13,898	14,759
Reworld Holding Corp. 4.875% 12/1/2029 (a)	12,000	11,455
RTX Corp. 5.375% 2/27/2053	11,296	10,824
Science Applications International Corp. 5.875% 11/1/2033 (a)	2,265	2,233
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	2,300	2,298
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	2,360	2,336
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	3,265	3,254
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)	3,147	3,147
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (a)	638	639
TransDigm Inc. 7.125% 12/1/2031 (a)	5,000	5,184
TransDigm, Inc. 4.875% 5/1/2029	1,844	1,818
TransDigm, Inc. 6.00% 1/15/2033 (a)	2,500	2,526
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,460	1,491
TransDigm, Inc. 6.75% 1/31/2034 (a)	7,095	7,282
TransDigm, Inc. 6.125% 7/31/2034 (a)	3,159	3,159
Union Pacific Corp. 5.10% 2/20/2035	10,609	10,766
Union Pacific Corp. 2.95% 3/10/2052	8,718	5,578
Union Pacific Corp. 3.50% 2/14/2053	539	380
Union Pacific Corp. 5.60% 12/1/2054	1,431	1,421
United Airlines Holdings, Inc. 4.875% 3/1/2029	5,000	4,954
United Airlines, Inc. 4.625% 4/15/2029 (a)	214	211
Waste Connections, Inc. 4.80% 7/15/2036	7,704	7,500
		409,241

Consumer staples 1.86%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	5,309	5,046
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	8,500	8,316
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	7,650	7,400
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	8,500	8,106
Altria Group, Inc. 5.25% 8/6/2035	542	543
B&G Foods, Inc. 8.00% 9/15/2028 (a)	14,000	14,030
B&G Foods, Inc. 11.00% 6/15/2031 (a)	3,005	2,777
BAT Capital Corp. 2.726% 3/25/2031	4,633	4,234
BAT Capital Corp. 4.742% 3/16/2032	10,000	9,959
BAT Capital Corp. 6.421% 8/2/2033	5,707	6,172
BAT Capital Corp. 6.00% 2/20/2034	13,898	14,659
BAT Capital Corp. 5.625% 8/15/2035	17,077	17,605
BAT Capital Corp. 5.65% 3/16/2052	4,401	4,154
BAT Capital Corp. 7.081% 8/2/2053	10,933	12,345
Coca-Cola Co. 5.20% 1/14/2055	4,857	4,640
Conagra Brands, Inc. 5.00% 8/1/2030	10,000	9,999

American Funds Strategic Bond Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Constellation Brands, Inc. 4.35% 5/9/2027	USD11,513	$11,512
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	6,033
Coty, Inc. 5.60% 1/15/2031 (a)	17,825	17,352
H.J. Heinz Co. 3.875% 5/15/2027	2,072	2,064
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	20,174	20,757
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	1,593	1,608
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	3,635	3,707
Keurig Dr Pepper, Inc. 5.30% 3/15/2034	12,270	12,305
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	31,654	31,294
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	7,975	2,647
Mars, Inc. 5.20% 3/1/2035 (a)	35,258	35,410
Mars, Inc. 5.65% 5/1/2045 (a)	6,205	6,169
Mars, Inc. 5.70% 5/1/2055 (a)	10,836	10,683
Mars, Inc. 5.80% 5/1/2065 (a)	1,765	1,754
McCormick & Co., Inc. 4.15% 2/15/2029	1,740	1,721
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	10,745	11,127
Philip Morris International, Inc. 5.75% 11/17/2032	1,514	1,586
Philip Morris International, Inc. 5.625% 9/7/2033	14,026	14,589
Philip Morris International, Inc. 5.25% 2/13/2034	9,219	9,373
Philip Morris International, Inc. 4.90% 11/1/2034	18,531	18,424
Philip Morris International, Inc. 4.625% 10/29/2035	7,479	7,204
Post Holdings, Inc. 4.625% 4/15/2030 (a)	3,706	3,582
Post Holdings, Inc. 4.50% 9/15/2031 (a)	10,118	9,496
Post Holdings, Inc. 6.375% 3/1/2033 (a)	23,164	22,997
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	1,610	1,610
		394,989

Real estate 1.22%
Boston Properties, LP 6.50% 1/15/2034	10,955	11,631
Boston Properties, LP 5.75% 1/15/2035	20,482	20,686
Equinix, Inc. 3.40% 2/15/2052	1,938	1,323
FibraSOMA 4.375% 7/22/2031 (a)	7,079	6,456
FibraSOMA 7.125% 5/28/2036 (a)	6,375	6,354
Highwoods Realty, LP 5.35% 1/15/2033	18,000	17,908
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	8,170	8,106
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	9,845	9,733
Hudson Pacific Properties, LP 4.65% 4/1/2029	8,182	7,769
Hudson Pacific Properties, LP 3.25% 1/15/2030	11,818	10,347
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	15,680	15,761
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	11,990	12,264
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	13,175	13,464
Kilroy Realty, LP 6.25% 1/15/2036	290	294
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	3,868	3,908
Mid-America Apartments, LP 4.95% 3/1/2035	2,500	2,470
MPT Operating Partnership, LP 5.00% 10/15/2027	13,723	13,319
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	37,158	38,068
Piedmont Operating Partnership, LP 5.625% 1/15/2033	5,072	5,052
Prologis, LP 5.25% 3/15/2054	602	571
Service Properties Trust 0% 9/30/2027 (a)	3,015	2,799
Service Properties Trust 3.95% 1/15/2028	1,650	1,609
Service Properties Trust 4.95% 10/1/2029	9,893	9,327
Service Properties Trust 4.375% 2/15/2030	6,979	6,331
Service Properties Trust 8.625% 11/15/2031 (a)	4,767	5,024
Service Properties Trust 8.875% 6/15/2032	5,495	5,661
Simon Property Group, LP 4.75% 9/26/2034	2,500	2,444
Trust 2401 7.70% 1/23/2032 (a)	612	654
VICI Properties, LP 3.75% 2/15/2027 (a)	955	949
VICI Properties, LP 3.875% 2/15/2029 (a)	6,800	6,608
VICI Properties, LP 4.125% 8/15/2030 (a)	2,645	2,539
VICI Properties, LP 5.125% 5/15/2032	7,836	7,774
VICI Properties, LP 5.625% 4/1/2035	2,874	2,876
		260,079
Total corporate bonds and notes		8,448,151

15	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 22.24%
Federal agency mortgage-backed obligations 15.27%
Fannie Mae Pool #BC9506 2.50% 9/1/2046 (h)	USD10	$8
Fannie Mae Pool #CB3874 3.00% 6/1/2047 (h)	86	76
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (h)	78,522	72,372
Fannie Mae Pool #BO2975 3.00% 9/1/2049 (h)	389	340
Fannie Mae Pool #CA5220 3.00% 2/1/2050 (h)	48	42
Fannie Mae Pool #FM2793 3.00% 3/1/2050 (h)	150	131
Fannie Mae Pool #FM3635 3.00% 3/1/2050 (h)	138	121
Fannie Mae Pool #FM3688 2.50% 7/1/2050 (h)	506	424
Fannie Mae Pool #BQ0218 3.00% 8/1/2050 (h)	238	208
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (h)	71,437	57,346
Fannie Mae Pool #FM4279 2.00% 9/1/2050 (h)	1,394	1,119
Fannie Mae Pool #BQ2143 2.50% 9/1/2050 (h)	1,428	1,196
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (h)	7	6
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (h)	2,159	1,902
Fannie Mae Pool #BQ3719 3.00% 9/1/2050 (h)	2,102	1,837
Fannie Mae Pool #BQ3135 2.50% 10/1/2050 (h)	440	369
Fannie Mae Pool #CA7248 2.50% 10/1/2050 (h)	59	49
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (h)	28	23
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (h)	34	27
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (h)	33,011	28,034
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (h)	17	15
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (h)	35,096	28,074
Fannie Mae Pool #BQ4077 2.00% 12/1/2050 (h)	10,593	8,480
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (h)	24,101	19,441
Fannie Mae Pool #BR1698 3.00% 1/1/2051 (h)	902	789
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (h)	6,904	5,636
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (h)	102	82
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (h)	47	38
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (h)	4,398	3,692
Fannie Mae Pool #FM6163 2.50% 2/1/2051 (h)	82	69
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (h)	76	64
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (h)	718	627
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (h)	34,436	28,822
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (h)	6,075	5,134
Fannie Mae Pool #BR3314 2.50% 3/1/2051 (h)	5,200	4,352
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (h)	66	56
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (h)	41	34
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (h)	21,868	17,492
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (h)	6,714	5,371
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (h)	1,005	804
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (h)	356	285
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (h)	45	36
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (h)	32	25
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (h)	24,363	20,562
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (h)	4,263	3,568
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (h)	1,229	1,029
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (h)	114,109	99,640
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (h)	36,574	32,183
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (h)	4,372	3,869
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (h)	359	314
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (h)	768	614
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (h)	2,384	1,995
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (h)	1,814	1,518
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (h)	431	361
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (h)	139	116
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (h)	112	94
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (h)	65	54
Fannie Mae Pool #FP0082 3.00% 5/1/2051 (h)	2,094	1,828
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (h)	9,127	7,471
Fannie Mae Pool #FM7672 2.50% 6/1/2051 (h)	634	532
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (h)	106	88
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (h)	3,286	2,890
Fannie Mae Pool #CB1920 3.00% 6/1/2051 (h)	1,826	1,597
Fannie Mae Pool #BR2026 3.00% 6/1/2051 (h)	27	23
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (h)	14,193	11,411
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (h)	10,535	8,427

American Funds Strategic Bond Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT1855 2.00% 7/1/2051 (h)	USD1,543	$1,235
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (h)	7,161	5,993
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (h)	442	370
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (h)	318	278
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (h)	198	158
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (h)	17	14
Fannie Mae Pool #CB1408 3.00% 8/1/2051 (h)	1,672	1,460
Fannie Mae Pool #CB1409 3.00% 8/1/2051 (h)	946	826
Fannie Mae Pool #BT0186 3.00% 8/1/2051 (h)	77	68
Fannie Mae Pool #FM8662 3.00% 8/1/2051 (h)	67	59
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (h)	7,496	6,274
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (h)	525	440
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (h)	8,469	7,176
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (h)	891	748
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (h)	232	194
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (h)	22	19
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (h)	17	15
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (h)	5,803	5,121
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (h)	17,348	13,942
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (h)	16,756	14,631
Fannie Mae Pool #FM9933 3.00% 11/1/2051 (h)	1,700	1,486
Fannie Mae Pool #BU5859 3.00% 11/1/2051 (h)	125	109
Fannie Mae Pool #CB2097 3.00% 11/1/2051 (h)	37	32
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (h)	2,335	1,876
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (h)	1,107	887
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (h)	1,099	879
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (h)	2,735	2,289
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (h)	863	740
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (h)	851	729
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (h)	852	726
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (h)	652	547
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (h)	418	358
Fannie Mae Pool #CB2405 2.50% 12/1/2051 (h)	19	16
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (h)	15	13
Fannie Mae Pool #FM9855 2.50% 12/1/2051 (h)	8	7
Fannie Mae Pool #BU7526 3.00% 12/1/2051 (h)	841	736
Fannie Mae Pool #CB2301 3.00% 12/1/2051 (h)	618	540
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (h)	4,623	3,707
Fannie Mae Pool #FS0353 2.00% 1/1/2052 (h)	3,786	3,028
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (h)	1,089	912
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (h)	140	117
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (h)	110	93
Fannie Mae Pool #CB2785 2.50% 1/1/2052 (h)	95	80
Fannie Mae Pool #CB2639 2.50% 1/1/2052 (h)	21	17
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (h)	3,620	3,163
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (h)	344	301
Fannie Mae Pool #FS0780 3.00% 1/1/2052 (h)	217	190
Fannie Mae Pool #FS0124 3.00% 1/1/2052 (h)	39	34
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (h)	7,030	5,642
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (h)	1,129	905
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (h)	84	67
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (h)	1,103	924
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (h)	822	688
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (h)	7,631	6,115
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (h)	3,540	2,836
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (h)	3,071	2,466
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (h)	2,739	2,199
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (h)	1,654	1,325
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (h)	1,606	1,286
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (h)	525	420
Fannie Mae Pool #BT2305 2.50% 3/1/2052 (h)	286	241
Fannie Mae Pool #CB3995 2.50% 3/1/2052 (h)	284	239
Fannie Mae Pool #FS4110 2.50% 3/1/2052 (h)	9	8
Fannie Mae Pool #BV5102 3.00% 3/1/2052 (h)	923	806
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (h)	124	109
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (h)	38,262	30,684

17	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (h)	USD16,924	$13,579
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (h)	3,134	2,517
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (h)	384	309
Fannie Mae Pool #BU8915 2.00% 4/1/2052 (h)	77	62
Fannie Mae Pool #FS2638 2.50% 4/1/2052 (h)	5,455	4,580
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (h)	2,375	1,988
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (h)	1,053	883
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (h)	843	708
Fannie Mae Pool #BU8802 2.50% 4/1/2052 (h)	417	350
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (h)	106	90
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (h)	63	53
Fannie Mae Pool #BU8905 2.50% 4/1/2052 (h)	23	19
Fannie Mae Pool #CB3366 3.00% 4/1/2052 (h)	3,743	3,274
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (h)	1,865	1,629
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (h)	839	733
Fannie Mae Pool #BV5386 3.00% 4/1/2052 (h)	530	463
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (h)	7,141	5,751
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (h)	582	489
Fannie Mae Pool #BU6941 2.50% 5/1/2052 (h)	243	204
Fannie Mae Pool #CB3665 2.50% 5/1/2052 (h)	22	19
Fannie Mae Pool #BV8809 3.00% 5/1/2052 (h)	1,848	1,615
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (h)	1,843	1,610
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (h)	923	806
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (h)	900	788
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (h)	15,851	12,679
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (h)	4,946	3,968
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (h)	691	553
Fannie Mae Pool #MA4622 2.00% 6/1/2052 (h)	40	32
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (h)	2,751	2,306
Fannie Mae Pool #BW3559 2.50% 6/1/2052 (h)	933	786
Fannie Mae Pool #BV9990 2.50% 6/1/2052 (h)	456	382
Fannie Mae Pool #FS5293 2.50% 6/1/2052 (h)	378	318
Fannie Mae Pool #BV5622 3.00% 6/1/2052 (h)	1,399	1,223
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (h)	728	637
Fannie Mae Pool #BW3072 3.00% 6/1/2052 (h)	187	164
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (h)	10,133	8,126
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (h)	25,266	21,146
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (h)	6,901	5,791
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (h)	175	147
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (h)	1,954	1,708
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (h)	1,267	1,106
Fannie Mae Pool #CB4384 4.50% 8/1/2052 (h)	13,898	13,456
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (h)	356	286
Fannie Mae Pool #BX3196 3.00% 9/1/2052 (h)	162	141
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (h)	70	61
Fannie Mae Pool #BW7702 4.50% 9/1/2052 (h)	— (e)	— (e)
Fannie Mae Pool #BX0959 3.00% 10/1/2052 (h)	119	104
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (h)	66,808	66,200
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (h)	58,061	57,580
Fannie Mae Pool #BW1392 3.00% 12/1/2052 (h)	611	534
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (h)	1,915	1,673
Fannie Mae Pool #BW5065 5.00% 1/1/2053 (h)	2,553	2,524
Fannie Mae Pool #BX5114 5.00% 2/1/2053 (h)	25,423	25,091
Fannie Mae Pool #BW1849 5.00% 2/1/2053 (h)	785	779
Fannie Mae Pool #BX6074 5.00% 3/1/2053 (h)	31,651	31,363
Fannie Mae Pool #FS4142 5.00% 3/1/2053 (h)	29,605	29,342
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	8,557	8,831
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (h)	475	432
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (h)	1,940	1,927
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (h)	7,396	7,471
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (h)	1,828	1,597
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (h)	60	52
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (h)	50	51
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (h)	33	34
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (h)	24	25
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (h)	16,880	13,548

American Funds Strategic Bond Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	USD9,077	$9,190
Fannie Mae Pool #MA5227 3.00% 11/1/2053 (h)	583	509
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (h)	34,825	35,201
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (h)	24,535	25,505
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (h)	28,784	30,132
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (h)	9,131	9,455
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	2,641	2,765
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (h)	210	222
Fannie Mae Pool #BY7514 6.00% 3/1/2054 (h)	74	76
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (h)	2,238	2,347
Fannie Mae Pool #DB3463 5.50% 5/1/2054 (h)	36,931	37,197
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (h)	10,749	10,838
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)	1,977	2,029
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (h)	3,726	3,883
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	24,391	24,668
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (h)	6,258	6,451
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	3,408	3,517
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	2,484	2,570
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	322	330
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (h)	5,861	6,108
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (h)	1,495	1,553
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (h)	829	866
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	2,381	2,400
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	5,151	5,280
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	4,530	4,646
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)	663	685
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)	545	563
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (h)	4,162	4,336
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	34,666	34,874
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)	16,696	16,802
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)	13,275	13,365
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)	7,482	7,536
Fannie Mae Pool #CB9159 6.00% 9/1/2054 (h)	50,459	51,933
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (h)	7,775	8,016
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (h)	880	901
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	3,419	3,437
Fannie Mae Pool #DC3722 5.50% 11/1/2054 (h)	61	62
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	8,925	9,136
Fannie Mae Pool #DC6827 6.00% 12/1/2054 (h)	458	470
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (h)	164	168
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (h)	186	191
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (h)	11,072	11,127
Fannie Mae Pool #DD0223 5.50% 3/1/2055 (h)	744	748
Fannie Mae Pool #DD4333 6.00% 3/1/2055 (h)	975	998
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (h)	609	627
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (h)	134	138
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (h)	120	123
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (h)	94	97
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (h)	648	685
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (h)	343	344
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (h)	377	386
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (h)	8,867	9,370
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (h)	532	545
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (h)	494	506
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (h)	52,882	54,550
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (h)	22	23
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (h)	989	898
Fannie Mae Pool #FA4427 7.00% 10/1/2055 (h)	1,973	2,088
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (h)	8,571	7,015
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (h)	4,143	3,549
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (h)	6,012	5,398
FARM Mortgage Trust, Series 2024-1, Class B, 5.084% 10/1/2053 (a)(h)(i)	1,922	1,701
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (a)(h)(i)	2,196	1,959
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(h)(i)	4,241	4,228
Freddie Mac Pool #QA2955 3.00% 9/1/2049 (h)	33	29
Freddie Mac Pool #QA9345 3.00% 5/1/2050 (h)	4,518	3,952

19	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QB0758 3.00% 6/1/2050 (h)	USD122	$107
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (h)	2,050	1,809
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (h)	77	65
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (h)	18	15
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (h)	26	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (h)	572	479
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (h)	7,545	6,158
Freddie Mac Pool #QC0085 2.00% 2/1/2051 (h)	283	226
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (h)	1,495	1,252
Freddie Mac Pool #QC0462 2.00% 4/1/2051 (h)	14,957	11,964
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (h)	1,830	1,536
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (h)	1,448	1,215
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (h)	1,359	1,137
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (h)	745	624
Freddie Mac Pool #QC0478 2.50% 4/1/2051 (h)	456	381
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	37	29
Freddie Mac Pool #RA5355 2.50% 5/1/2051 (h)	1,972	1,664
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (h)	2,484	2,084
Freddie Mac Pool #QC4418 2.00% 7/1/2051 (h)	8,550	6,839
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (h)	4,527	3,621
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (h)	10,538	8,967
Freddie Mac Pool #QC4764 3.00% 7/1/2051 (h)	854	747
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (h)	546	478
Freddie Mac Pool #QC3826 3.00% 7/1/2051 (h)	22	19
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (h)	1,816	1,460
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (h)	8,237	6,913
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (h)	6,071	5,081
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (h)	1,285	1,075
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (h)	860	751
Freddie Mac Pool #QC6459 3.00% 8/1/2051 (h)	245	214
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (h)	1,282	1,031
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (h)	772	662
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (h)	13	11
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (h)	33	29
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (h)	48	39
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (h)	3,561	2,980
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (h)	2,466	2,070
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (h)	935	783
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (h)	12,429	10,965
Freddie Mac Pool #QC8179 3.00% 10/1/2051 (h)	37	33
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (h)	5,659	4,537
Freddie Mac Pool #QD1457 2.00% 11/1/2051 (h)	1,908	1,526
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (h)	418	350
Freddie Mac Pool #QD1684 3.00% 11/1/2051 (h)	195	171
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (h)	2,342	1,881
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (h)	41	32
Freddie Mac Pool #RA6492 2.50% 12/1/2051 (h)	598	500
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (h)	183	154
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (h)	463	405
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (h)	569	455
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (h)	32	26
Freddie Mac Pool #QD5465 2.50% 1/1/2052 (h)	75	63
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (h)	50	42
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (h)	1,360	1,089
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (h)	1,170	940
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (h)	982	788
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)	781	625
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (h)	240	192
Freddie Mac Pool #QD7219 2.50% 2/1/2052 (h)	229	192
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (h)	1,873	1,638
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (h)	15,703	12,628
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (h)	5,588	4,470
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (h)	5,105	4,096
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (h)	3,960	3,175
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (h)	1,441	1,154
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (h)	1,151	924

American Funds Strategic Bond Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QE0958 2.00% 3/1/2052 (h)	USD270	$217
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (h)	138	116
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (h)	74	62
Freddie Mac Pool #QD7993 2.50% 3/1/2052 (h)	21	18
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (h)	3,946	3,165
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (h)	1,577	1,263
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (h)	1,217	1,019
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (h)	415	354
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (h)	120	101
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (h)	83	70
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (h)	47	40
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (h)	9,601	7,713
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (h)	212	179
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (h)	16,017	14,011
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (h)	6,686	5,363
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (h)	4,194	3,374
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (h)	633	530
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (h)	419	352
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (h)	3,137	2,742
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (h)	2,531	2,210
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (h)	20,695	17,421
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (h)	14,770	12,897
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (h)	713	571
Freddie Mac Pool #QE8522 2.50% 8/1/2052 (h)	187	157
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (h)	897	784
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (h)	3,104	2,997
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (h)	16,333	14,266
Freddie Mac Pool #QF0154 3.00% 9/1/2052 (h)	182	159
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (h)	3,064	2,957
Freddie Mac Pool #QF0980 3.00% 10/1/2052 (h)	49	43
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (h)	47,587	44,622
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (h)	1,235	1,194
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (h)	6,886	6,827
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (h)	1,883	1,646
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (h)	4,202	3,671
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)	15,152	15,014
Freddie Mac Pool #SD8284 3.00% 1/1/2053 (h)	1,883	1,645
Freddie Mac Pool #QF6262 3.00% 1/1/2053 (h)	684	597
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (h)	43,928	43,519
Freddie Mac Pool #QF5426 5.00% 1/1/2053 (h)	3,912	3,876
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (h)	247	207
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (h)	969	847
Freddie Mac Pool #QF7590 5.00% 2/1/2053 (h)	6,935	6,872
Freddie Mac Pool #QF8385 5.00% 2/1/2053 (h)	1,115	1,106
Freddie Mac Pool #QF9074 5.00% 2/1/2053 (h)	464	461
Freddie Mac Pool #QF9466 3.00% 3/1/2053 (h)	237	207
Freddie Mac Pool #SD2515 5.00% 3/1/2053 (h)	38,014	37,666
Freddie Mac Pool #QF8705 5.00% 3/1/2053 (h)	9,803	9,703
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (h)	2,987	2,968
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (h)	81	81
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (h)	332	344
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (h)	299	307
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (h)	204	210
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (h)	181	189
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (h)	281	236
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (h)	1,965	2,021
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (h)	365	306
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (h)	8,193	8,282
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (h)	8,355	7,307
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	1,001	1,039
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (h)	5,600	4,488
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)	812	839
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (h)	3,488	3,658
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (h)	1,229	1,299
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)	1,097	1,135
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (h)	3,562	3,722

21	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	USD7,557	$7,864
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (h)	6,677	6,848
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	5,605	5,787
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)	1,465	1,504
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (h)	282	290
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (h)	4,290	4,483
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)	4,044	4,097
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)	24,419	25,024
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (h)	5,050	5,198
Freddie Mac Pool #QJ0883 6.00% 8/1/2054 (h)	139	142
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (h)	13,584	14,106
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (h)	6,849	7,138
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (h)	4,262	4,434
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (h)	2,487	2,605
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (h)	2,348	2,437
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (h)	1,784	1,859
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)	34,783	34,946
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	34,735	34,944
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)	16,881	17,011
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)	7,195	7,305
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)	6,408	6,479
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (h)	40,949	42,345
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	22,116	22,760
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	10,892	11,268
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	10,841	11,262
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	6,243	6,401
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (h)	3,358	3,483
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (h)	2,554	2,653
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)	2,063	2,143
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (h)	1,869	1,953
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (h)	1,069	1,111
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)	705	731
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	45,208	45,476
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (h)	10,583	10,836
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	66,772	67,156
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (h)	535	548
Freddie Mac Pool #RJ2838 6.00% 11/1/2054 (h)	296	303
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (h)	173	178
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	97	98
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (h)	383	392
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (h)	802	848
Freddie Mac Pool #RJ4292 5.50% 2/1/2055 (h)	5,482	5,508
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	1,745	1,754
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (h)	376	385
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (h)	248	254
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (h)	173	174
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (h)	3,906	3,998
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (h)	102	105
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	46,344	47,441
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (h)	245	252
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (h)	93	95
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (h)	21	21
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (h)	1,483	1,518
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (h)	259	265
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (h)	174	179
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	5,191	5,113
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (h)	24,762	22,173
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (h)	5,965	5,103
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (h)	6,279	5,373
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (h)(j)	62,873	50,219
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (h)(j)	99,723	83,339
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (h)(j)	52,757	46,005
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (h)(j)	152,027	142,109
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (h)(j)	63,732	61,063
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (h)(j)	139,061	136,660
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (h)(j)	12,130	12,171

American Funds Strategic Bond Fund	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (h)(j)	USD2,730	$2,824
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (h)(j)	4,722	4,985
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (h)(j)	32,045	27,930
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (h)(j)	136,268	130,440
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (h)(j)	60,936	59,813
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (h)(j)	8,414	8,430
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (h)(j)	9,042	9,215
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (h)(j)	8,200	8,618
		3,243,642

Commercial mortgage-backed securities 4.81%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (h)(i)	3,591	3,385
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.291% 11/15/2055 (h)(i)	2,000	1,969
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (a)(h)(i)	21,300	21,424
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.718% 6/15/2040 (a)(h)(i)	2,856	2,872
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.596% 5/15/2053 (h)(i)	1,500	1,407
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054 (a)(h)	375	324
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.59% 11/10/2029 (a)(h)(i)	1,949	1,966
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(h)(i)	5,903	6,034
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.938% 7/15/2049 (h)(i)	2,500	2,427
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.502% 12/15/2052 (h)(i)	2,994	2,536
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.15% 8/15/2055 (h)(i)	1,750	1,666
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2055 (h)(i)	1,111	1,095
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (h)(i)	1,873	1,922
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.469% 4/15/2056 (h)(i)	1,741	1,765
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.165% 7/15/2056 (h)(i)	915	925
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (h)(i)	1,193	1,241
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056 (h)(i)	4	5
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (h)(i)	1,866	1,915
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (h)	35,763	36,755
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (h)(i)	1,578	1,603
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (h)(i)	1,327	1,360
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (h)(i)	3,993	4,016
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (h)(i)	4,192	4,296
Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 4.198% 6/15/2060 (h)(i)	1,900	1,832
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.97% 9/15/2060 (h)(i)	1,964	1,803
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.208% 5/15/2062 (h)(i)	2,500	2,111
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (h)(i)	1,905	1,573
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.349% 1/15/2063 (h)(i)	3,340	2,858
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (h)(i)	4,215	3,544
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.389% 3/15/2064 (h)(i)	750	670
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064 (h)(i)	727	634
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 6/15/2064 (h)	5,000	4,273
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064 (h)(i)	5,750	4,909
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (h)(i)	861	862
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (h)(i)	1,848	1,850
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.544% 3/15/2037 (a)(h)(i)	2,667	2,525
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050 (h)	3,564	3,448
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (h)(i)	4,842	4,025
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (h)(i)	2,054	1,937
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.17% 12/15/2055 (h)(i)	5,194	5,085
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.13% 11/15/2056 (h)(i)	457	453
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (h)	207	206
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (h)(i)	1,828	1,884
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (h)(i)	1,590	1,604
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (h)(i)	707	722
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (h)(i)	590	610
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class C, 6.806% 5/15/2058 (h)(i)	1,500	1,544
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (h)	3,057	3,091
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (h)	3,057	3,095
Barclays Commercial Mortgage Securities, LLC, Series 2026-5C41, Class AS, 5.755% 5/15/2069 (h)(i)	1,316	1,345
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.059% 1/15/2051 (h)(i)	1,328	1,250
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.29% 2/15/2051 (h)(i)	2,325	1,872
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (h)(i)	1,500	1,390

23	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (h)(i)	USD2,500	$2,112
Benchmark Mortgage Trust, Series 2020-B20, Class B, 2.527% 10/15/2053 (h)	1,075	873
Benchmark Mortgage Trust, Series 2020-B21, Class C, 3.315% 12/17/2053 (h)(i)	1,000	809
Benchmark Mortgage Trust, Series 2021-B23, Class B, 2.095% 2/15/2054 (h)	1,995	1,532
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (h)(i)	1,500	1,103
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (h)(i)	3,895	3,069
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (h)	500	393
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (h)(i)	3,368	3,116
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (h)(i)	2,407	1,937
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (h)(i)	2,500	2,357
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (h)(i)	1,498	1,519
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (h)(i)	1,786	1,863
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (h)(i)	184	189
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (h)(i)	1,422	1,482
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057 (h)(i)	4,087	3,708
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (h)(i)	867	886
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (h)(i)	1,216	1,247
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (h)	1,578	1,584
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (h)	1,236	1,272
Benchmark Mortgage Trust, Series 2025-V16, Class B, 6.339% 8/15/2058 (h)(i)	1,580	1,619
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (h)	839	833
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(h)(i)	3,293	3,259
BFLD Trust, Series 2025-5MW, Class D, 6.583% 10/10/2042 (a)(h)(i)	1,153	1,170
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.216% 3/15/2041 (a)(h)(i)	1,540	1,545
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (h)(i)	948	938
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (h)(i)	41,374	42,477
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (h)(i)	2,804	2,861
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (h)(i)	1,075	1,087
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(h)	167	152
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.748% 2/15/2057 (h)(i)	1,620	1,659
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (h)(i)	1,372	1,391
BMO Mortgage Trust, Series 2024-5C5, Class C, 6.880% 2/15/2057 (h)(i)	1,175	1,190
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.017% 5/15/2057 (h)(i)	854	875
BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057 (h)(i)	1,422	1,462
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057 (h)(i)	575	565
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (h)(i)	578	579
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (h)(i)	1,000	1,015
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.014% 6/15/2041 (a)(h)(i)	3,611	3,619
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (a)(h)(i)	20,141	20,210
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.525% 12/15/2042 (a)(h)(i)	3,137	3,149
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.775% 12/15/2042 (a)(h)(i)	2,127	2,135
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.125% 12/15/2042 (a)(h)(i)	1,141	1,147
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 4.99% 11/15/2038 (a)(h)(i)	5,106	5,106
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.59% 11/15/2038 (a)(h)(i)	3,278	3,279
BX Commercial Mortgage Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 5.937% 11/15/2038 (a)(h)(i)	398	398
BX Commercial Mortgage Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.165% 11/15/2041 (a)(h)(i)	1,992	1,989
BX Commercial Mortgage Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(h)(i)	1,385	1,382
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 3/15/2045 (a)(h)(i)	16,000	16,018
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.775% 3/15/2045 (a)(h)(i)	19,367	19,397
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.175% 3/15/2045 (a)(h)(i)	7,640	7,655
BX Commercial Mortgage Trust, Series 2026-VLT9, Class D, (1-month USD CME Term SOFR + 3.25%) 6.875% 3/15/2045 (a)(h)(i)	2,574	2,580
BX Commercial Mortgage Trust, Series 2026-VLT10, Class A, 5.358% 7/13/2058 (a)(h)(i)	5,115	4,986
BX Commercial Mortgage Trust, Series 2026-VLT10, Class B, 5.798% 7/13/2058 (a)(h)(i)	4,165	4,060

American Funds Strategic Bond Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.464% 4/15/2037 (a)(h)(i)	USD3,032	$3,042
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 5.715% 1/17/2039 (a)(h)(i)	4,550	4,553
BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 6.515% 6/15/2041 (a)(h)(i)	415	410
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (a)(h)(i)	47,795	48,028
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.416% 10/15/2041 (a)(h)(i)	1,393	1,399
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.168% 11/15/2041 (a)(h)(i)	20,657	20,713
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.517% 11/15/2041 (a)(h)(i)	16,491	16,545
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.216% 11/15/2041 (a)(h)(i)	333	333
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 6.566% 11/15/2041 (a)(h)(i)	4,144	4,158
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(h)(i)	8,638	8,573
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.217% 3/15/2042 (a)(h)(i)	3,813	3,803
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 5.475% 7/15/2042 (a)(h)(i)	3,110	3,127
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(h)(i)	2,310	2,316
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 7/15/2044 (a)(h)(i)	2,000	2,003
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.625% 7/15/2044 (a)(h)(i)	1,922	1,925
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 5.975% 7/15/2044 (a)(h)(i)	1,776	1,780
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(h)(i)	13,139	13,173
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 12/15/2044 (a)(h)(i)	16,521	16,570
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.625% 12/15/2044 (a)(h)(i)	4,433	4,436
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.813% 3/15/2035 (a)(h)(i)	8,808	8,818
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(h)(i)	2,522	2,546
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/12/2040 (a)(h)(i)	5,926	5,879
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/12/2040 (a)(h)(i)	980	982
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(h)(i)	13,524	13,726
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (h)(i)	938	915
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.106% 4/10/2048 (h)(i)	2,500	2,239
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051 (h)(i)	3,300	3,067
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (h)(i)	675	593
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (h)(i)	3,659	3,313
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046 (a)(h)(i)	415	323
Commercial Mortgage Trust, Series 2020-CX, Class E, 2.773% 11/10/2046 (a)(h)(i)	195	145
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (h)(i)	4,000	3,313
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (a)(h)(i)	9,478	9,457
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class C, 6.294% 5/15/2043 (a)(h)(i)	2,269	2,261
CONE Trust, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.667% 8/15/2041 (a)(h)(i)	1,923	1,917
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.402% 11/15/2048 (h)(i)	182	179
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(h)(i)	3,320	3,027
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(h)	24,515	24,916
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (a)(h)(i)	30,927	31,076
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(h)(i)	13,123	13,196
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(h)(i)	621	622
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(h)(i)	558	559
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(h)(i)	3,461	3,472
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.225% 10/15/2042 (a)(h)(i)	1,685	1,699
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.559% 2/10/2056 (h)(i)	2,477	2,506
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.559% 2/10/2056 (h)(i)	1,361	1,357
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (a)(h)(i)	2,233	2,239
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 7.875% 12/15/2039 (a)(h)(i)	2,927	2,957
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039 (a)(h)(i)	2,340	2,360
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.167% 3/15/2039 (a)(h)(i)	896	899
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.515% 3/15/2039 (a)(h)(i)	1,809	1,824
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(h)(i)	1,885	1,873
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(h)(i)	2,897	2,916
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049 (h)(i)	116	112
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.721% 5/10/2049 (h)(i)	1,503	1,450
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (h)(i)	1,526	1,497
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.429% 7/10/2051 (h)(i)	5,000	4,687
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (h)	3,064	2,536

25	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053 (h)	USD100	$90
GS Mortgage Securities Trust, Series 2020-GC45, Class C, 3.49% 2/13/2053 (h)(i)	670	562
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (h)	2,000	1,591
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.667% 3/15/2042 (a)(h)(i)	1,407	1,413
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.217% 3/15/2042 (a)(h)(i)	2,716	2,730
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.916% 3/15/2042 (a)(h)(i)	6,366	6,364
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(h)	1,000	996
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(h)	300	299
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(h)(i)	50,042	51,229
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(h)(i)	945	951
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(h)(i)	2,795	2,827
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(h)(i)	5,499	5,648
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 5.875% 3/15/2042 (a)(h)(i)	3,000	3,006
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.475% 3/15/2042 (a)(h)(i)	5,000	5,011
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(h)	3,420	2,956
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(h)	2,925	2,467
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (a)(h)(i)	1,598	1,298
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (a)(h)(i)	10,359	10,387
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.825% 3/10/2050 (a)(h)(i)	1,000	944
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041 (a)(h)(i)	1,156	1,153
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(h)(i)	981	947
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (h)(i)	500	515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class C, 6.637% 3/15/2030 (h)(i)	490	501
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (h)	967	934
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class AS, 3.859% 11/15/2052 (h)	500	486
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (h)(i)	211	206
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2056 (h)(i)	1,231	1,280
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.011% 12/15/2056 (h)(i)	392	415
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10, (30-day Average USD-SOFR + 3.864%) 7.492% 3/25/2050 (a)(h)(i)	1,551	1,576
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (a)(h)(i)	18,021	18,560
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.128% 11/25/2053 (a)(h)(i)	46,028	52,759
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (a)(h)(i)	253	256
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.478% 7/25/2054 (a)(h)(i)	971	1,012
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (a)(h)(i)	6,804	6,907
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.728% 5/25/2055 (a)(h)(i)	1,614	1,644
Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2051 (a)(h)(i)	4,000	4,110
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(h)(i)	14,245	14,754
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(h)(i)	2,317	2,299
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (a)(h)(i)	2,354	2,344
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.42% 11/5/2038 (a)(h)(i)	7,711	7,684
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.517% 2/15/2042 (a)(h)(i)	631	633
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.067% 2/15/2042 (a)(h)(i)	1,094	1,099
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(h)	2,045	1,977
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032 (a)(h)	1,000	956
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(h)	121	122
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (a)(h)(i)	3,428	3,443
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (a)(h)(i)	35,395	35,481
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.139% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (a)(b)(h)	6,645	6,646

American Funds Strategic Bond Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SFO Commercial Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.489% 5/15/2038 (a)(h)(i)	USD2,631	$2,631
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 5.789% 5/15/2038 (a)(h)(i)	1,910	1,909
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.225% 10/15/2041 (a)(h)(i)	1,521	1,527
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(h)	21,061	18,777
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.575% 1/15/2039 (a)(h)(i)	8,908	8,899
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 6.325% 1/15/2039 (a)(h)(i)	2,000	1,997
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (a)(h)(i)	1,760	1,746
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 6.966% 2/15/2042 (a)(h)(i)	1,267	1,256
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.349% 8/15/2050 (h)(i)	1,582	1,492
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(h)(i)	2,279	2,250
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (h)(i)	500	498
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.416% 10/15/2050 (h)(i)	4,975	4,640
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (h)	1,451	1,388
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052 (h)(i)	365	352
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052 (h)(i)	3,000	2,879
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (h)	2,500	2,112
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (h)(i)	2,000	2,055
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.332% 11/15/2057 (h)(i)	334	339
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class C, 6.284% 5/15/2058 (h)(i)	771	780
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (h)(i)	344	353
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (h)(i)	400	407
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.872% 9/15/2058 (h)(i)	241	230
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.763% 1/15/2059 (h)(i)	1,460	1,414
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057 (h)(i)	2,000	1,898
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (a)(h)(i)	2,881	2,889
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (a)(h)(i)	371	374
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (a)(h)(i)	1,071	1,073
		1,020,724

Collateralized mortgage-backed obligations (privately originated) 2.16%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(b)(h)	10,660	10,654
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(h)	4,645	4,514
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(h)(i)	3,000	2,783
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(h)(i)	982	894
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(h)	866	867
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(h)(i)	3,125	3,116
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(h)(i)	518	505
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(h)(i)	340	334
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(h)(i)	291	286
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(h)(i)	8,109	7,938
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(b)(h)	3,088	3,032
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.86% 6/15/2050 (h)(i)	700	681
COLT Funding, LLC, Series 2023-1, Class B1, 7.892% 4/25/2068 (a)(h)(i)	3,288	3,279
COLT Funding, LLC, Series 2024-4, Class B2, 7.792% 7/25/2069 (a)(h)(i)	1,750	1,765
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.142% 10/25/2039 (a)(h)(i)	11,651	11,727
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 6.992% 1/25/2040 (a)(h)(i)	6,801	6,879
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.328% 1/25/2044 (a)(h)(i)	388	398
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 7.628% 1/25/2044 (a)(h)(i)	500	528
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (a)(h)(i)	993	993
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.128% 2/25/2044 (a)(h)(i)	7,110	7,290

27	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 3.70%) 7.328% 2/25/2044 (a)(h)(i)	USD1,260	$1,324
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (a)(h)(i)	8,508	8,513
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(h)	32,790	31,729
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.928% 2/25/2042 (a)(h)(i)	325	325
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (a)(h)(i)	3,000	3,045
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (a)(h)(i)	1,218	1,232
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.128% 6/25/2042 (a)(h)(i)	2,400	2,483
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (a)(h)(i)	96	96
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (a)(h)(i)	3,344	3,451
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (a)(h)(i)	7,935	7,964
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (a)(h)(i)	1,539	1,544
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 11.492% 9/25/2048 (a)(h)(i)	4,500	5,085
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 11.892% 7/25/2049 (a)(h)(i)	2,360	2,582
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.842% 1/25/2050 (a)(h)(i)	4,970	5,478
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 8.992% 1/25/2050 (a)(h)(i)	7,000	7,758
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.542% 2/25/2050 (a)(h)(i)	5,000	5,482
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (a)(h)(i)	5,110	6,099
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 8.842% 6/25/2050 (a)(h)(i)	1,232	1,298
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.092% 6/25/2050 (a)(h)(i)	8,240	10,442
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 13.742% 7/25/2050 (a)(h)(i)	3,222	4,204
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.742% 8/25/2050 (a)(h)(i)	10,954	14,362
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.142% 9/25/2050 (a)(h)(i)	6,262	8,127
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.149% 10/25/2050 (a)(h)(i)	15,360	21,121
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.028% 11/25/2050 (a)(h)(i)	5,060	6,151
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.278% 12/25/2050 (a)(h)(i)	2,500	2,879
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(h)	1,471	1,425
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(h)(i)	50,369	50,835
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(h)(i)	3,429	3,431
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(h)	1,571	1,573
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058 (a)(h)(i)	1,497	1,388
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(h)(i)	4,186	4,221
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(h)	34,644	34,619
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(h)	5,527	5,532
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(h)(i)	13,120	12,975
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(h)	10,305	10,326
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(h)(i)	3,892	3,962
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(h)(i)	2,984	2,629
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(h)	11,987	11,381
Progress Residential Trust, Series 2025-SFR6, Class B, 4.00% 12/17/2042 (a)(h)	1,534	1,446
Progress Residential Trust, Series 2025-SFR6, Class E, 4.00% 12/17/2042 (a)(h)	1,534	1,408
Progress Residential Trust, Series 2025-SFR6, Class F1, 4.00% 12/17/2042 (a)(h)	1,534	1,360

American Funds Strategic Bond Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2025-SFR6, Class D, 4.00% 12/17/2042 (a)(h)	USD1,326	$1,228
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (a)(h)	1,141	1,096
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(h)	1,187	1,146
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(h)	4,041	3,912
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (a)(h)(i)	1,805	1,811
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.211% 3/25/2054 (a)(h)(i)	1,062	1,054
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(d)(g)	20,212	19,201
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(h)(i)	2,000	2,017
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(b)(h)	16,576	16,630
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(b)(h)	1,825	1,840
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(h)(i)	549	548
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(h)	2,169	2,180
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(h)	1,907	1,913
VM Fund I, LLC 8.625% 1/15/2028 (a)	24,592	24,844
		459,168
Total mortgage-backed obligations		4,723,534
U.S. Treasury bonds & notes 18.77%
U.S. Treasury 10.56%
U.S. Treasury 0.875% 9/30/2026	1,047	1,039
U.S. Treasury 1.625% 9/30/2026	193	191
U.S. Treasury 1.75% 12/31/2026	12,462	12,329
U.S. Treasury 4.25% 12/31/2026	5,793	5,801
U.S. Treasury 4.00% 1/15/2027	10,012	10,014
U.S. Treasury 4.125% 10/31/2027	954	953
U.S. Treasury 3.375% 11/30/2027	12	12
U.S. Treasury 3.625% 3/31/2028	3,156	3,127
U.S. Treasury 4.125% 6/30/2028	23,374	23,361
U.S. Treasury 4.875% 10/31/2028	2,631	2,672
U.S. Treasury 3.125% 11/15/2028	205	200
U.S. Treasury 4.375% 11/30/2028	2,439	2,450
U.S. Treasury 3.75% 12/31/2028	11,803	11,687
U.S. Treasury 3.50% 1/15/2029	5,000	4,920
U.S. Treasury 4.00% 1/31/2029	9,986	9,945
U.S. Treasury 4.125% 3/31/2029	2,797	2,794
U.S. Treasury 3.875% 4/15/2029	5,142	5,104
U.S. Treasury 4.625% 4/30/2029	9,774	9,893
U.S. Treasury 3.875% 5/15/2029	2,000	1,985
U.S. Treasury 4.125% 6/15/2029	65,379	65,326
U.S. Treasury 4.00% 7/31/2029	205	204
U.S. Treasury 3.50% 9/30/2029	4,560	4,468
U.S. Treasury 4.125% 10/31/2029	142	142
U.S. Treasury 4.125% 11/30/2029	190	190
U.S. Treasury 4.375% 12/31/2029	46	46
U.S. Treasury 3.75% 1/31/2031	1,000	981
U.S. Treasury 4.125% 6/30/2031	20,103	20,033
U.S. Treasury 1.375% 11/15/2031	4,248	3,669
U.S. Treasury 2.875% 5/15/2032	367	340
U.S. Treasury 2.75% 8/15/2032	3,174	2,915
U.S. Treasury 4.125% 11/15/2032	17,130	16,979
U.S. Treasury 4.25% 3/31/2033 (k)	500,000	498,516
U.S. Treasury 4.00% 2/15/2034	29,260	28,593
U.S. Treasury 4.375% 5/15/2034	2,621	2,622
U.S. Treasury 3.875% 8/15/2034	2,573	2,486
U.S. Treasury 4.25% 11/15/2034	35,601	35,256
U.S. Treasury 4.375% 5/15/2036	14,617	14,540
U.S. Treasury 4.375% 11/15/2039	40,700	39,543
U.S. Treasury 1.125% 8/15/2040	45,000	28,209
U.S. Treasury 1.875% 2/15/2041 (k)	176,283	122,352
U.S. Treasury 2.25% 5/15/2041	98,018	71,477
U.S. Treasury 2.75% 11/15/2042	25,041	19,035
U.S. Treasury 3.875% 2/15/2043	1,690	1,498
U.S. Treasury 4.375% 8/15/2043	1,867	1,756
U.S. Treasury 4.75% 11/15/2043	20,623	20,291
U.S. Treasury 4.50% 2/15/2044	1,315	1,253

29	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 8/15/2044	USD94	$85
U.S. Treasury 4.75% 2/15/2045 (k)	100,000	97,836
U.S. Treasury 5.00% 5/15/2046 (l)	3,310	3,335
U.S. Treasury 1.375% 8/15/2050	29,660	14,552
U.S. Treasury 1.625% 11/15/2050	66,000	34,511
U.S. Treasury 2.375% 5/15/2051	77,828	48,679
U.S. Treasury 3.625% 2/15/2053	15,719	12,576
U.S. Treasury 4.75% 11/15/2053	13,637	13,192
U.S. Treasury 4.25% 2/15/2054 (k)	217,958	194,493
U.S. Treasury 4.625% 5/15/2054	15,499	14,722
U.S. Treasury 4.25% 8/15/2054 (k)	209,370	186,944
U.S. Treasury 4.75% 8/15/2055	91,238	88,536
U.S. Treasury 4.625% 11/15/2055 (k)	398,100	378,761
U.S. Treasury 4.75% 2/15/2056	46,205	44,884
		2,244,303

U.S. Treasury inflation-protected securities 8.21%
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (m)	203,183	200,383
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (k)(m)	753,074	732,042
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (m)	4,224	2,383
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (m)	428,448	226,890
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (m)	66,910	58,516
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (m)	258,492	238,193
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (k)(m)	308,637	284,750
		1,743,157
Total U.S. Treasury bonds & notes		3,987,460
Bonds & notes of governments & government agencies outside the U.S. 6.97%
Japan 1.98%
Japan, Series 192, 2.40% 3/20/2045	JPY41,844,300	217,229
Japan, Series 85, 2.30% 12/20/2054	3,600,750	16,099
Japan, Series 86, 2.40% 3/20/2055	38,874,450	178,009
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	9,911
		421,248

Mexico 1.78%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	94,515	95,016
United Mexican States 5.625% 2/9/2034	12,000	11,823
United Mexican States 5.625% 9/22/2035	5,371	5,229
United Mexican States 6.00% 5/7/2036	12,140	12,130
United Mexican States 6.875% 5/13/2037	12,095	12,703
United Mexican States 6.25% 8/27/2037	16,980	17,002
United Mexican States 6.625% 1/29/2038	3,790	3,888
United Mexican States 6.125% 2/9/2038	189,527	186,163
United Mexican States 5.00% 4/27/2051	2,270	1,797
United Mexican States 3.75% 4/19/2071	13,080	7,547
United Mexican States, Series M, 8.00% 11/7/2047	MXN496,456	24,397
		377,695

Brazil 1.38%
Brazil (Federative Republic of) 10.00% 1/1/2035	BRL420,400	65,448
Brazil (Federative Republic of) 6.25% 5/22/2036	USD20,000	19,820
Brazil (Federative Republic of) 6.00% 8/15/2040 (m)	BRL63,104	10,414
Brazil (Federative Republic of) 6.00% 8/15/2050 (m)	1,162,180	186,195
Brazil (Federative Republic of) 6.00% 5/15/2055 (m)	10,383	1,656
Brazil (Federative Republic of) 6.00% 8/15/2060 (m)	63,104	9,987
		293,520

American Funds Strategic Bond Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Supra National 0.36%
European Investment Bank 0.625% 10/21/2027	USD15,310	$14,635
European Union 3.75% 10/12/2045	EUR54,590	61,579
		76,214

Colombia 0.25%
Colombia (Republic of) 5.375% 1/21/2029	USD8,550	8,535
Colombia (Republic of) 6.125% 1/21/2031	4,465	4,514
Colombia (Republic of) 8.00% 4/20/2033	13,802	15,141
Colombia (Republic of) 7.50% 2/2/2034	5,918	6,332
Colombia (Republic of) 7.75% 11/7/2036	16,089	17,573
		52,095

Romania 0.20%
Romania (Republic of) 3.50% 4/3/2034	EUR498	509
Romania (Republic of) 5.625% 5/30/2037	37,500	42,395
		42,904

Canada 0.20%
OMERS Finance Trust 3.50% 4/19/2032 (a)	USD20,000	18,975
OMERS Finance Trust 4.00% 4/19/2052 (a)	20,000	15,784
Saskatchewan (Province of) 3.25% 6/8/2027	8,047	7,979
		42,738

Egypt 0.19%
Egypt (Arab Republic of) 5.80% 9/30/2027	2,110	2,114
Egypt (Arab Republic of) 7.60% 3/1/2029	695	718
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	3,248
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	15,000	16,678
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	1,148
Egypt (Arab Republic of) 7.903% 2/21/2048	605	556
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,819
Egypt (Arab Republic of) 8.15% 11/20/2059	14,000	12,953
Egypt (Arab Republic of) 7.50% 2/16/2061	920	797
		40,031

India 0.13%
Export-Import Bank of India 5.00% 1/12/2036 (a)	20,000	19,669
India (Republic of) 7.88% 3/19/2030	INR333,000	3,686
India (Republic of) 7.61% 5/9/2030	367,000	4,018
		27,373

Mozambique 0.12%
Mozambique (Republic of) 9.00% 9/15/2031	USD30,000	26,538

Peru 0.12%
Peru (Republic of) 5.50% 3/30/2036	9,655	9,762
Peru (Republic of) 5.875% 8/8/2054	6,375	6,364
Peru (Republic of) 2.78% 12/1/2060	17,695	9,704
		25,830

South Korea 0.07%
Korea Housing Finance Corp. 4.625% 2/24/2028 (a)	14,900	14,969

Spain 0.06%
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	13,153

31	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Gabon 0.04%
Gabonese (Republic of) 7.00% 11/24/2031 (a)	USD10,000	$8,548

Panama 0.03%
Panama (Republic of) 2.252% 9/29/2032	8,527	7,167

Senegal 0.03%
Senegal (Republic of) 6.75% 3/13/2048	11,000	5,734

United Kingdom 0.02%
United Kingdom 0.125% 8/10/2041 (m)	GBP3,507	3,453

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (a)	USD1,188	1,158

Argentina 0.00%
Argentina (Republic of) 1.00% 7/9/2029	112	103
Total bonds & notes of governments & government agencies outside the U.S.		1,480,471
Asset-backed obligations 6.64%
Other asset-backed securities 2.88%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(h)	785	786
ACHD Trust, Series 2025-DS1, Class B, 9.38% 1/9/2034 (a)(h)	600	606
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(h)	167	168
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(h)	95	95
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(h)	211	211
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(h)	379	379
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(h)	1,004	1,004
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (a)(h)	2,609	2,603
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (a)(h)	423	420
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (a)(h)	1,704	1,690
Affirm Master Trust, Series 2025-3A, Class E, 6.80% 10/16/2034 (a)(h)	5,000	4,962
Affirm Master Trust, Series 2026-2A, Class E, 7.06% 4/16/2035 (a)(h)	5,000	4,998
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (a)(h)	1,445	1,452
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class B, 6.688% 6/15/2056 (a)(h)	2,005	2,014
ALLO Issuer, LLC, Series 2025-1A, Class C, 8.10% 4/20/2055 (a)(h)	1,600	1,634
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (a)(h)	12,925	13,083
ALLO Issuer, LLC, Series 2026-1A, Class B, 6.046% 6/20/2056 (a)(h)	947	957
ALLO Issuer, LLC, Series 2026-1A, Class C, 7.456% 6/20/2056 (a)(h)	2,689	2,717
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(h)	2,998	2,978
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(h)	1,776	1,749
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(h)	707	701
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(h)	2,128	2,139
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(h)	4,662	4,664
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(h)	743	741
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034 (a)(h)	8,400	8,225
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(h)	1,161	1,112
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(h)	100	101
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(h)	4,499	4,506
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(h)	12,363	12,317
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(h)	6,352	5,988
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(h)	25,391	25,497
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(h)	8,500	8,391
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(h)	301	300
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(h)	5,312	4,432
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(h)	579	478
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(h)	325	200
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(h)	12,453	9,898
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(h)	14,787	14,840
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(h)	2,828	2,838

American Funds Strategic Bond Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(h)	USD821	$825
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(h)	159	161
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(h)	400	415
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (a)(h)	3,001	3,014
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (a)(h)	4,790	4,781
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(h)	441	414
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(h)	839	790
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(h)	782	782
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (a)(h)	15,154	14,998
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(h)	4,824	4,869
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class C, 10.16% 1/20/2031 (a)(h)	1,303	1,366
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(h)	435	438
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (h)	6,195	6,222
DataBank Issuer, LLC, Series 2026-1A, Class A2, 5.811% 2/25/2056 (a)(h)	1,225	1,225
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(h)	1,666	1,561
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(h)	1,931	1,918
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(h)	1,019	1,020
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (a)(h)	19,261	19,270
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class B, 6.417% 6/15/2051 (a)(h)	1,277	1,278
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(h)	2,811	2,598
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(h)	160	145
GGAM Master Trust International, Ltd., Series 2026-1A, Class A, 5.861% 9/30/2060 (a)(h)	830	831
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(h)	6,185	6,157
GGAM Master Trust International, Ltd., Series 2026-1A, Class Y, 9.317% 9/30/2060 (a)(h)	1,800	1,800
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(h)	41,115	41,124
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(h)	3,609	3,585
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(h)	834	814
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(h)	1,667	1,601
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(h)	859	830
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (a)(h)	2,860	2,877
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(h)	8,379	8,317
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (a)(h)	2,510	2,540
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (a)(h)	3,700	3,751
Kinetic ABS Issuer, LLC, Series 2026-2A, Class C, 7.536% 6/25/2058 (a)(h)	13,060	13,196
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(h)	1,499	1,492
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (a)(h)	3,050	3,053
MAPS Trust, Series 2026-2A, Class B, 6.352% 6/15/2051 (a)(h)	330	330
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(h)	2,071	2,043
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(h)	332	334
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(h)	4,075	3,866
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (a)(h)	2,882	2,754
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(h)	55,467	45,850
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(h)	6,036	3,695
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (a)(h)	5,036	5,018
NMEF Funding, LLC, Series 2026-A, Class A3, 4.20% 2/15/2034 (a)(h)	3,205	3,174
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(h)	3,117	3,116
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(h)	11,825	11,546
OHS Issuer, LLC, Series 2026-1A, Class B, 8.35% 2/25/2061 (a)(h)	8,492	8,319
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(h)	10,643	10,708
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(h)	652	659
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(h)	474	484
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(h)	427	427
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(h)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(h)	283	285
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(h)	296	295
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(h)	146	146
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(h)	572	568
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class C, 6.30% 11/17/2032 (a)(h)	541	545
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class D, 8.58% 11/17/2032 (a)(h)	1,000	1,012
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(h)	363	357
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (a)(h)	275	272
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(h)	2,001	2,068
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (a)(h)	775	773
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (a)(h)	2,744	2,737
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(h)	254	253
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (a)(h)	2,488	2,473

33	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Pagaya AI Debt Selection Trust, Series 2026-1, Class C, 5.507% 9/15/2033 (a)(h)	USD778	$774
Pagaya AI Debt Selection Trust, Series 2026-1, Class D, 5.744% 9/15/2033 (a)(h)	745	740
Pagaya AI Debt Selection Trust, Series 2026-1, Class E, 9.232% 9/15/2033 (a)(h)	1,749	1,743
Pagaya AI Debt Selection Trust, Series 2026-2, Class E, 10.284% 11/15/2033 (a)(h)	1,500	1,509
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (a)(h)	1,479	1,472
Pagaya AI Debt Selection Trust, Series 2026-R1, Class C, 5.409% 12/15/2033 (a)(h)	1,629	1,619
Pagaya AI Debt Selection Trust, Series 2026-R1, Class D, 5.75% 12/15/2033 (a)(h)	1,255	1,242
Pagaya AI Debt Selection Trust, Series 2026-R1, Class E, 9.292% 12/15/2033 (a)(h)	1,768	1,768
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (a)(h)	3,483	3,479
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (a)(h)	2,374	2,367
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (a)(h)	1,199	1,197
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (a)(h)	1,473	1,471
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(h)	1,477	1,467
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(h)	5,619	5,540
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.325% 9/15/2039 (a)(h)(i)	114	115
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(h)	287	291
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(h)	355	354
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(h)	3,953	3,968
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(h)	1,461	1,468
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(h)	13	13
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (a)(h)	2,637	2,604
Reach Financial, LLC, Series 2026-2A, Class D, 5.67% 2/15/2035 (a)(h)	395	395
Sabey Data Center Issuer, LLC, Series 2026-1, Class A2, 5.482% 1/20/2051 (a)(h)	2,137	2,120
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(h)	216	218
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(h)	1,339	1,310
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(h)	651	638
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(h)	16,960	16,825
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(h)	4,907	4,663
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(h)	499	489
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(h)	1,243	1,239
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 10/15/2041 (a)(h)	1,258	1,257
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(h)	375	368
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (a)(h)	2,590	2,549
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(h)	11,341	11,149
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(h)	13,049	12,799
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (a)(h)	14,753	14,292
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (a)(h)	1,630	1,638
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (a)(h)	1,468	1,474
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(h)	820	801
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (h)	11,791	11,799
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(h)	86	82
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(h)	297	286
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (a)(h)	717	706
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(h)	84	79
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(h)	151	145
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(h)	1,799	1,702
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(h)	18,054	17,960
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(h)	9,235	9,184
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(h)	706	664
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(h)	2,538	2,426
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(h)	377	348
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(h)	231	231
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(h)	9,361	9,328
U.S. Bank NA, Series 2026-RVM1, Class C, 7.056% 12/25/2046 (a)(h)	717	715
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (a)(h)	2,690	2,680
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (a)(h)	140	140
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (a)(h)	1,295	1,285
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (a)(h)	1,709	1,689
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (a)(h)	3,070	3,067
Upstart Securitization Trust, Series 2026-1, Class B, 4.98% 3/20/2036 (a)(h)	789	785
Upstart Securitization Trust, Series 2026-2, Class C, 5.83% 5/20/2036 (a)(h)	1,451	1,449
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(h)	210	214
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(h)	2,517	2,514
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(h)	213	211
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(h)	521	518

American Funds Strategic Bond Fund	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(h)	USD1,000	$1,013
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(h)	1,000	1,014
Zayo Issuer, LLC, Series 2026-1A, Class A2, 5.546% 4/20/2056 (a)(h)	3,113	3,122
		610,920

Auto loan 2.65%
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (a)(h)	173	173
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(h)	685	697
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(h)	1,380	1,382
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(h)	2,398	2,439
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(h)	592	597
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(h)	102	102
American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.54% 8/12/2031 (a)(h)	1,500	1,515
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(h)	1,715	1,788
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (a)(h)	2,476	2,472
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(h)	1,715	1,783
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(h)	827	854
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(h)	1,271	1,310
American Credit Acceptance Receivables Trust, Series 2026-2, Class C, 4.85% 5/10/2032 (a)(h)	2,455	2,446
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(h)	414	414
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(h)	512	512
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class D, 6.36% 8/21/2028 (a)(h)	10,000	10,033
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(h)	1,468	1,486
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(h)	1,881	1,883
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(h)	374	379
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(h)	3,911	3,977
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1A, Class D, 7.20% 6/20/2030 (a)(h)	6,303	6,382
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (a)(h)	8,741	8,625
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class C, 5.44% 8/20/2032 (a)(h)	620	615
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class D, 7.04% 8/20/2032 (a)(h)	966	957
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-4A, Class D, 7.67% 12/20/2032 (a)(h)	892	906
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (h)	273	274
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (h)	572	578
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (h)	5,322	5,374
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (h)	1,391	1,397
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (h)	1,343	1,360
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class C, 4.88% 2/17/2032 (h)	310	309
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (h)	572	579
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (h)	868	882
CarMax Select Receivables Trust, Series 2025-B, Class D, 5.33% 7/15/2031 (h)	3,414	3,407
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (a)(h)	500	500
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (a)(h)	622	636
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(h)	67	67
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(h)	100	101
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(h)	503	506
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(h)	4,000	4,266
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(h)	2,700	2,803
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(h)	1,000	1,039
CPS Auto Receivables Trust, Series 2026-A, Class E, 6.66% 8/15/2033 (a)(h)	1,295	1,272
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(h)	5,995	6,003
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(h)	643	644
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(h)	1,314	1,319
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(h)	212	213
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(h)	245	249
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(h)	1,398	1,392
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (a)(h)	771	766
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(h)	1,025	1,023
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (a)(h)	565	563
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class B, 4.96% 6/16/2036 (a)(h)	828	821
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (a)(h)	627	622
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (h)	1,998	2,003
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (h)	703	710
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (h)	464	465
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94% 5/17/2032 (h)	1,065	1,069
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (h)	273	274

35	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (h)	USD845	$849
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(h)	309	310
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(h)	541	552
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (h)	2	2
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (h)	421	421
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028 (h)	131	132
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (h)	388	393
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (h)	444	448
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (h)	1,768	1,773
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (h)	8,879	8,896
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.95% 12/17/2029 (h)	991	1,006
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(h)	6,737	7,297
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(h)	3,697	3,982
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (h)	5,589	5,661
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(h)	2,028	2,182
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(h)	2,408	2,567
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (h)	2,705	2,724
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (h)	411	414
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(h)	4,052	4,337
Exeter Automobile Receivables Trust, Series 2024-1A, Class E, 7.89% 8/15/2031 (a)(h)	3,285	3,403
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (h)	944	951
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (h)	1,580	1,577
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (a)(h)	10,020	10,412
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (h)	470	467
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (h)	2,007	1,999
Exeter Automobile Receivables Trust, Series 2026-2A, Class N, 6.89% 11/15/2033 (a)(h)	7,000	6,996
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (h)	643	639
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (h)	1,146	1,147
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (h)	1,146	1,147
Exeter Select Automobile Receivables Trust, Series 2026-1, Class N, 6.87% 6/15/2034 (a)(h)	2,420	2,416
FCCU Auto Receivables Trust, Series 2026-1A, Class B, 4.59% 7/15/2032 (a)(h)	750	738
First Investors Auto Owner Trust, Series 25-1A, Class D, 5.22% 12/15/2033 (a)(h)	1,530	1,515
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (h)	7,790	7,817
Ford Credit Floorplan Master Owner Trust, Series 2026-1, Class A, 4.42% 5/15/2031 (h)	19,213	19,189
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (a)(h)	13,702	13,692
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(h)	64	64
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(h)	110	112
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(h)	610	617
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(h)	1,900	2,010
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(h)	1,430	1,521
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(h)	1,170	1,219
GLS Auto Receivables Trust, Series 2025-3A, Class D, 5.16% 6/16/2031 (a)(h)	2,430	2,419
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (a)(h)	1,832	1,820
GLS Auto Receivables Trust, Series 2026-2A, Class D, 5.38% 1/15/2032 (a)(h)	2,654	2,654
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(h)	67	67
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(h)	180	181
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(h)	75	75
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(h)	194	194
GLS Auto Select Receivables Trust, Series 2026-2A, Class C, 5.21% 6/15/2032 (a)(h)	700	702
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(h)	11,911	11,914
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(h)	1,000	1,007
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028 (a)(h)	3,000	3,037
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (a)(h)	6,036	5,923
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(h)	14,209	14,033
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class A, 5.09% 11/25/2030 (a)(h)	10,017	10,041
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class C, 6.45% 11/25/2030 (a)(h)	2,063	2,070
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class D, 7.91% 11/25/2030 (a)(h)	661	663
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class A, 5.40% 11/25/2032 (a)(h)	21,600	21,730
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class C, 6.76% 11/25/2032 (a)(h)	1,616	1,625
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class D, 8.60% 11/25/2032 (a)(h)	739	744
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class E, 10.67% 11/25/2032 (a)(h)	3,250	3,282
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(h)	10,573	10,494
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(h)	7,090	7,038
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(h)	2,477	2,459
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (a)(h)	941	952
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (a)(h)	569	576

American Funds Strategic Bond Fund	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(h)	USD3,895	$4,000
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(h)	100	100
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(h)	6,035	6,043
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(h)	8,358	8,360
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(h)	3,784	3,804
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(h)	446	447
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(h)	455	456
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(h)	19,681	19,502
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (a)(h)	5,090	5,025
Hertz Vehicle Financing, LLC, Series 2025-5A, Class D, 7.74% 5/25/2030 (a)(h)	2,115	2,114
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(h)	1,000	1,041
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(h)	9,707	9,728
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(h)	655	662
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (a)(h)	372	375
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(h)	1,232	1,236
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(h)	36,482	36,196
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (a)(h)	6,245	6,086
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(h)	756	759
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(h)	624	625
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (a)(h)	1,138	1,128
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(h)	493	497
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(h)	447	449
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(h)	541	547
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(h)	446	447
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(h)	161	161
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(h)	176	177
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(h)	334	339
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(h)	115	116
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(h)	333	339
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(h)	149	152
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(h)	97	97
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (a)(h)	1,095	1,087
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(h)	421	423
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(h)	2,000	1,981
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(h)	1,952	1,959
Research-Driven Pagaya Motor Asset Trust I, Series 2026-3A, Class B, 6.761% 3/26/2035 (a)(h)	1,750	1,758
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(h)	2,431	2,438
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(h)	3,428	3,412
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(h)	1,218	1,218
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(h)	3,309	3,296
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(h)	2,156	2,135
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (a)(h)	24,922	24,876
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class B, 6.211% 7/25/2034 (a)(h)	1,000	999
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (a)(h)	370	369
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (a)(h)	792	784
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class C, 5.689% 1/25/2035 (a)(h)	792	779
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class B, 5.817% 2/26/2035 (a)(h)	1,000	991
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class D, 6.864% 2/26/2035 (a)(h)	3,640	3,527
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (h)	241	241
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (h)	118	119
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (h)	4,624	4,679
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (h)	283	282
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(h)	330	331
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(h)	1,243	1,249
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(h)	1,502	1,508
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (a)(h)	134	133
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (a)(h)	2,080	2,082
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (a)(h)	6,998	7,006
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(h)	2,770	2,777
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (a)(h)	7,111	7,099
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(h)	1,590	1,585
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(h)	550	551
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(h)	3,361	3,394
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(h)	1,046	1,047
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(h)	12	12
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(h)	948	948

37	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (a)(h)	USD25,182	$25,158
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(h)	269	272
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(h)	4,000	4,003
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(h)	1,952	1,928
Westlake Automobile Receivables Trust, Series 2026-2A, Class D, 5.25% 3/15/2032 (a)(h)	3,194	3,193
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (a)(h)	3,058	3,044
		562,188

Collateralized loan obligations 0.61%
37 Capital CLO 4, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.473% 4/15/2035 (a)(h)(i)	1,000	996
ABPCI Direct Lending Fund CLO VI, Ltd., Series 2019-6A, Class A1RR, (3-month USD CME Term SOFR + 1.40%) 5.067% 1/27/2037 (a)(h)(i)	250	249
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.525% 10/20/2034 (a)(h)(i)	789	791
Ares LIII CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.217% 10/24/2036 (a)(h)(i)	1,206	1,207
Ares LIII CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.467% 10/24/2036 (a)(h)(i)	1,533	1,532
Ares LIII CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.117% 10/24/2036 (a)(h)(i)	2,751	2,753
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (a)(h)(i)	940	940
Ares LXV CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.517% 7/25/2034 (a)(h)(i)	909	910
Atlas Senior Loan Fund XVI, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.575% 1/20/2034 (a)(h)(i)	1,617	1,603
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 5.487% 7/20/2033 (a)(h)(i)	2,449	2,452
Battalion CLO XII, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.249% 5/17/2031 (a)(h)(i)	2,083	2,090
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.525% 4/19/2034 (a)(h)(i)	6,430	6,344
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 6.137% 10/20/2030 (a)(h)(i)	700	702
BlueMountain CLO, Ltd., Series 2021-31A, Class D, (3-month USD CME Term SOFR + 3.262%) 6.937% 4/19/2034 (a)(h)(i)	915	908
Canyon Capital CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.573% 4/15/2034 (a)(h)(i)	750	737
Cedar Funding IV CLO, Ltd., Series 2014-4A, Class DR3, (3-month USD CME Term SOFR + 3.30%) 6.966% 1/23/2038 (a)(h)(i)	1,450	1,431
Cedar Funding VI CLO, Ltd., Series 2016-6A, Class DR3, (3-month USD CME Term SOFR + 3.10%) 6.775% 4/20/2034 (a)(h)(i)	1,000	993
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.322% 1/21/2037 (a)(h)(i)	1,062	1,066
Crown City CLO, Series 2022-4A, Class BR2, (3-month USD CME Term SOFR + 1.95%) 5.58% 4/20/2037 (a)(h)(i)	1,458	1,460
Dryden 98 CLO, Ltd., Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 6.775% 4/20/2035 (a)(h)(i)	300	296
Elevation CLO, Ltd., Series 2021-12A, Class C1R2, (3-month USD CME Term SOFR + 1.95%) 5.596% 4/20/2037 (a)(h)(i)	1,388	1,390
Elevation CLO, Ltd., Series 2021-12A, Class DBR2, (3-month USD CME Term SOFR + 3.90%) 7.546% 4/20/2037 (a)(h)(i)	1,000	1,001
Elmwood CLO 15, Ltd., Series 2022-2A, Class DR, (3-month CME Term SOFR + 2.90%) 6.564% 4/22/2035 (a)(h)(i)	1,400	1,390
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.375% 10/20/2033 (a)(h)(i)	5,214	5,218
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.725% 10/20/2033 (a)(h)(i)	1,800	1,793
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.516% 4/23/2036 (a)(h)(i)	1,659	1,660
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.416% 1/23/2037 (a)(h)(i)	872	869
Fortress Credit Opportunities XXXVII CLO, Ltd., Series 2025-37A, Class B, (3-month USD CME Term SOFR + 2.60%) 6.275% 7/20/2033 (a)(h)(i)	2,000	2,003
Galaxy 33 CLO, Ltd., Series 2024-33A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.373% 4/20/2037 (a)(h)(i)	1,931	1,937
Galaxy 33 CLO, Ltd., Series 2024-33A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.723% 4/20/2037 (a)(h)(i)	358	359

American Funds Strategic Bond Fund	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
GCRED BSL CLO 1, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.364% 1/20/2034 (a)(h)(i)	USD452	$451
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.175% 1/20/2037 (a)(h)(i)	1,533	1,534
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 1/20/2037 (a)(h)(i)	794	796
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.225% 1/20/2037 (a)(h)(i)	4,280	4,297
Golub Capital Partners CLO 44M, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.245% 10/21/2038 (a)(h)(i)	250	250
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.325% 7/20/2035 (a)(h)(i)	750	748
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.423% 1/15/2037 (a)(h)(i)	1,348	1,346
ICG US CLO, Ltd., Series 2016-1A, Class BR3, (3-month USD CME Term SOFR + 1.95%) 5.619% 4/29/2034 (a)(h)(i)	2,912	2,901
Jamestown CLO XI, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.631% 7/14/2031 (a)(h)(i)	500	501
Jamestown CLO XVI, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.617% 7/25/2034 (a)(h)(i)	740	737
Kennedy Lewis CLO, Ltd., Series 7A, Class CRR, (3-month USD CME Term SOFR + 2.00%) 5.661% 4/22/2037 (a)(h)(i)	1,960	1,965
Kennedy Lewis CLO 7, Ltd., Series 7AR, Class D1RR, (3-month USD CME Term SOFR + 3.85%) 7.511% 4/22/2037 (a)(h)(i)	1,000	985
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.375% 4/20/2035 (a)(h)(i)	864	862
Neuberger Berman Loan Advisers CLO 50, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.216% 7/23/2036 (a)(h)(i)	1,110	1,106
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II, Ltd., Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.80%) 5.475% 4/20/2038 (a)(h)(i)	1,593	1,596
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II, Ltd., Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 2.20%) 5.875% 4/20/2038 (a)(h)(i)	892	896
Northwoods Capital 25, Ltd., CLO, Series 2021-25A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.575% 7/20/2034 (a)(h)(i)	1,917	1,894
Northwoods Capital Ltd., CLO, Series 2018-11BAR, Class CR2, (3-month USD CME Term SOFR + 2.00%) 3.728% 7/19/2037 (a)(h)(i)	1,200	1,201
Ocean Trails CLO XI, Ltd., Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.775% 7/20/2034 (a)(h)(i)	1,000	959
Ocean Trails CLO XIV, Ltd., Series 2023-14A, Class D1R, (3-month USD CME Term SOFR + 3.10%) 6.775% 1/20/2038 (a)(h)(i)	1,850	1,829
Ocean Trails CLO XVI, Ltd., Series 2024-16A, Class D1, (3-month USD CME Term SOFR + 3.30%) 6.975% 1/20/2038 (a)(h)(i)	670	671
Palmer Square CLO, Ltd., Series 2018-2AR, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.542% 4/16/2037 (a)(h)(i)	800	802
Palmer Square CLO, Ltd., Series 2018-1AR, Class BR2, (3-month USD CME Term SOFR + 2.10%) 5.737% 4/18/2037 (a)(h)(i)	875	876
Palmer Square Loan Funding, Ltd., CLO, Series 2024-3A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.50% 8/8/2032 (a)(h)(i)	300	299
Parallel, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.725% 7/20/2036 (a)(h)(i)	409	406
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 4/20/2035 (a)(h)(i)	1,500	1,498
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 6.48% 4/16/2037 (a)(h)(i)	1,000	996
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 6.937% 7/20/2034 (a)(h)(i)	1,191	1,183
RR 14, Ltd., CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 5.055% 4/15/2036 (a)(h)(i)	1,500	1,501
Signal Peak CLO, LLC, Series 2018-5A, Class CR2, (3-month USD CME Term SOFR + 1.95%) 5.581% 4/25/2037 (a)(h)(i)	1,500	1,504
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.417% 4/20/2035 (a)(h)(i)	1,453	1,456
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.673% 4/15/2032 (a)(h)(i)	1,000	998
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 6.473% 7/15/2032 (a)(h)(i)	2,230	2,199
Sycamore Tree CLO, Ltd., Series 2023-2A, Class CR2, (3-month USD CME Term SOFR + 2.10%) 5.775% 1/20/2037 (a)(h)(i)	1,000	1,002
Symphony CLO Ltd., Series 2023-30AR, Class D1R2, (3-month USD CME Term SOFR + 3.40%) 3.728% 10/20/2037 (a)(h)(i)	2,951	2,954
Symphony CLO Ltd., Series 2023-30AR, Class CR2, (3-month USD CME Term SOFR + 2.00%) 3.728% 10/20/2037 (a)(h)(i)	850	851

39	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Trimaran Cavu, Ltd., CLO, Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.467% 10/25/2034 (a)(h)(i)	USD1,679	$1,680
Trinitas CLO XII, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.217% 4/25/2033 (a)(h)(i)	1,757	1,758
Trinitas CLO XII, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.467% 4/25/2033 (a)(h)(i)	818	815
Trinitas CLO XVII, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.325% 10/20/2034 (a)(h)(i)	1,783	1,784
Trinitas CLO XVII, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.675% 10/20/2034 (a)(h)(i)	2,537	2,540
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.865% 1/20/2037 (a)(h)(i)	20,000	20,009
Vibrant CLO XII, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 5.625% 4/20/2034 (a)(h)(i)	878	879
Vibrant CLO, Ltd., Series 2023-16A, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.573% 7/15/2036 (a)(h)(i)	1,000	1,000
Wellfleet CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 2.15%) 5.825% 4/20/2034 (a)(h)(i)	1,500	1,486
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 1/20/2035 (a)(h)(i)	889	885
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.675% 7/20/2034 (a)(h)(i)	1,846	1,848
Wind River CLO, Ltd., Series 2022-1AR, Class CRR, (3-month USD CME Term SOFR + 2.05%) 5.688% 7/20/2035 (a)(h)(i)	1,370	1,370
		129,184

Credit card 0.31%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(h)	2,132	2,134
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(h)	7,000	7,046
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(h)	14,548	14,480
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(h)	1,288	1,283
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(h)	999	995
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(h)	1,202	1,198
Imprint Payments Credit Card Master Trust, Series 2025-A, Class E, 8.30% 9/15/2029 (a)(h)	3,715	3,716
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (a)(h)	3,454	3,458
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(h)	1,151	1,149
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(h)	344	343
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(h)	346	345
Mission Lane Credit Card Master Trust, Series 2025-C, Class E, 7.66% 12/16/2030 (a)(h)	8,000	7,939
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(h)	4,000	3,955
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(h)	4,639	4,633
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(h)	1,326	1,323
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(h)	887	882
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(h)	1,461	1,442
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 8.08% 9/15/2031 (a)(h)	3,000	2,968
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(h)	4,000	3,978
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (a)(h)	1,281	1,276
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (a)(h)	167	167
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (a)(h)	333	333
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (a)(h)	645	649
		65,692

Student loan 0.19%
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(h)	515	516
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(h)	572	573
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(h)	429	430
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (a)(h)	4,674	4,524
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (a)(h)	1,274	1,238
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (a)(h)	5,313	4,664
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(h)	11,333	10,052
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.013% 7/25/2051 (a)(h)(i)	291	290
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052 (a)(h)	455	470
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(h)	1,186	1,052
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(h)	1,186	1,051
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(h)	2,106	2,117

American Funds Strategic Bond Fund	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(h)	USD1,755	$1,675
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(h)	2,188	2,180
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(h)	3,131	2,984
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(h)	5,000	5,110
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(h)	2,388	2,415
		41,341

Private issue collateralized mortgage-backed obligations 0.00%
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(b)(h)	576	579
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(b)(h)	466	468
		1,047
Total asset-backed obligations		1,410,372
Municipals 1.51%
California 0.17%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	4,470	3,719
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,194
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A-T, 7.25% 9/1/2039	2,275	2,262
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,274
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,839
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,201
		36,489

Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	13,668

Illinois 0.09%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	543
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,448
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	888
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	12,615	12,723
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	13,690	3,224
		19,826

Massachusetts 0.15%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	30,470	31,841

New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, NATL, 7.425% 2/15/2029	731	759

New York 0.36%
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	17,955	18,826
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	35,910	37,592
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	19,675	18,962
		75,380

Ohio 0.20%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	46,660	42,210

41	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico 0.20%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (g)	USD60	$46
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (g)	145	111
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (g)	700	536
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (g)	90	69
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (g)	1,415	1,082
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (g)	2,000	1,530
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (g)	140	107
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (g)	1,595	1,220
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (g)	550	421
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (g)	65	50
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (g)	80	61
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (g)	45	34
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (g)	155	119
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (g)	2,975	2,276
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (g)	485	372
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (g)	1,680	1,287
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (g)	425	326
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (g)	1,240	950
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (g)	490	377
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (g)	495	379
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (g)	2,640	2,023
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (g)	825	632
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (g)	4,630	3,542
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (g)	20	15
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (g)	525	402
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (g)	4,865	3,722
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (g)	1,795	1,375
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,287
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,316
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,318
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,161
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	1,039
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	887
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,171
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,473	1,081
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	3,439	2,476
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	22,247	8,316
		43,116

Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(g)	6,850	171

Washington 0.12%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (a)	22,600	25,343

Wisconsin 0.15%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), CAB, Series 2021, 0% 12/17/2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,430	21,082
		32,457
Total municipals		321,260

American Funds Strategic Bond Fund	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans 0.62%
Information technology 0.17%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (i)(n)	USD1,152	$1,177
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (i)(n)	1,736	1,604
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (i)(n)	16,440	14,340
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (i)(n)	7,225	7,270
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (i)(n)	11,373	11,448
		35,839

Industrials 0.14%
Apple Bidco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.144% 9/23/2031 (i)(n)	8,599	8,616
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (i)(n)	3,127	3,096
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (i)(n)	20,406	18,484
		30,196

Asset backed obligations 0.09%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (a)(d)(i)(n)	18,684	18,614

Communication services 0.06%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (i)(n)	5,930	5,952
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (i)(n)	7,000	7,010
		12,962

Health care 0.05%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (i)(n)	6,929	6,568
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (i)(n)	3,630	3,639
		10,207

Consumer staples 0.04%
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (i)(n)	9,042	9,080

Financials 0.04%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(d)(i)(n)	1,282	1,289
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (i)(n)	6,745	6,610
		7,899

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (d)(i)(n)	448	448
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(d)(i)(n)	430	430
Hertz Corp. (The), Term Loan C, First Lien, (1-month USD CME Term SOFR + 3.76161%) 7.425% 6/30/2028 (i)(n)	250	178
Hertz Corp. (The), Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (i)(n)	1,265	903
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (i)(n)	1,022	1,024
		2,983

Municipals 0.01%
AM Bidco Operations, LLC, Term Loan, First Lien, 8.50% PIK 10/21/2027 (c)(d)(n)	5,462	2,839

Materials 0.01%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (i)(n)	2,060	2,003
Total loans		132,622

43	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.19%
Fannie Mae 0.875% 8/5/2030	USD19,166	$16,769
Tennessee Valley Authority 4.375% 8/1/2034	23,053	23,043
		39,812
Total bonds, notes & other debt instruments (cost: $21,437,840,000)		20,543,682
Convertible bonds & notes 0.05%
Information technology 0.05%
Strategy, Inc., convertible notes, 0% 12/1/2029	12,556	10,852
Total convertible bonds & notes (cost: $10,923,000)		10,852
Convertible stocks 0.11%	Shares
Communication services 0.07%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	157,500	8,015
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	157,500	7,922
		15,937

Information technology 0.04%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	175,900	7,907
Total convertible stocks (cost: $24,545,000)		23,844
Common stocks 0.05%
Real estate 0.04%
Service Properties Trust REIT (l)	5,000,000	8,450

Consumer discretionary 0.01%
Aimbridge Topco, LLC (d)(o)	37,845	2,545

Health care 0.00%
Endo, LP, Class A1 (a)(o)	314,185	225

Energy 0.00%
New Fortress Energy, Inc., Class A (o)	327,772	119

Industrials 0.00%
AM BidCo Holdings, LLC (d)(o)	281	— (e)
Total common stocks (cost: $13,875,000)		11,339
Short-term securities 6.87%
Money market investments 6.28%
Capital Group Central Cash Fund 3.70% (p)(q)	13,344,805	1,334,347

American Funds Strategic Bond Fund	44

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. 0.59%
Nigeria (Republic of) 9/8/2026	18.919%	NGN37,030,000	$25,961
Nigeria (Republic of) 9/15/2026	18.918	55,545,000	38,802
Nigeria (Republic of) 1/12/2027	15.783	91,425,000	60,282
			125,045
Total short-term securities (cost: $1,460,181,000)			1,459,392
Options purchased (equity style) 0.91%
Options purchased (equity style)*			193,433
Total options purchased (equity style) (cost: $120,362,000)			193,433
Total investment securities 104.70% (cost: $23,067,726,000)			22,242,542
Total options written (equity style)† (1.20)% (premium received: $136,912,000)			(254,843)
Other assets less liabilities (3.50)%			(743,778)
Net assets 100.00%			$21,243,921
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Call
3 Month SOFR Futures Option	215	12/11/2026	USD98.00	USD53,750	$7
Put
3 Month SOFR Futures Option	73,337	12/11/2026	USD97.00	USD18,334,250	$193,426
					$193,433
†Options written (equity style)

Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	146,672	12/11/2026	USD96.63	USD(36,668,000)	$(254,843)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	23,682	12/16/2026	USD5,688,713	$(15,373)
3 Month SOFR Futures	Long	35,639	3/17/2027	8,549,796	(55,399)
3 Month CORRA Futures	Long	15,725	3/17/2027	2,703,297	7,519
2 Year Euro-Schatz Futures	Long	5,851	9/10/2026	708,380	962
2 Year U.S. Treasury Note Futures	Long	34,822	10/5/2026	7,177,957	(6,378)
5 Year Euro-Bobl Futures	Short	15,396	9/10/2026	(2,029,704)	(9,633)
5 Year U.S. Treasury Note Futures	Long	51,325	10/5/2026	5,494,181	11,290
10 Year Italy Government Bond Futures	Short	1,228	9/10/2026	(167,461)	(1,685)
10 Year Euro-Bund Futures	Short	1,431	9/10/2026	(208,209)	(3,142)
10 Year French Government Bond Futures	Short	2,246	9/10/2026	(307,902)	(1,517)

45	American Funds Strategic Bond Fund

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
10 Year Japanese Government Bond Futures	Long	667	9/24/2026	USD524,140	$1,506
10 Year U.S. Treasury Note Futures	Long	3,773	9/30/2026	414,617	2,481
10 Year Ultra U.S. Treasury Note Futures	Short	7,351	9/30/2026	(826,758)	(11,159)
20 Year U.S. Treasury Bond Futures	Long	6,832	9/30/2026	775,432	20,659
30 Year Euro-Buxl Futures	Short	967	9/10/2026	(122,886)	(3,283)
30 Year Ultra U.S. Treasury Bond Futures	Short	5,458	9/30/2026	(633,981)	(1,508)
					$(64,660)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	250,609	PLN	921,029	Citibank	7/10/2026	$5,775
USD	101,862	SEK	953,491	RBC Capital Markets	7/10/2026	3,472
COP	210,952,500	USD	58,733	Citibank	7/10/2026	2,833
USD	172,177	MXN	2,990,868	RBC Capital Markets	7/10/2026	1,292
USD	38,235	HUF	11,646,150	JPMorgan Chase	7/10/2026	847
PHP	5,657,959	USD	91,716	Bank of America	7/10/2026	467
USD	4,626	SGD	5,945	HSBC Bank	7/10/2026	28
EUR	5,450	MXN	110,000	HSBC Bank	7/10/2026	(55)
HUF	4,159,336	USD	13,468	Bank of America	7/10/2026	(115)
JPY	8,654,900	EUR	46,708	Goldman Sachs	7/10/2026	(118)
HUF	4,159,345	USD	13,508	UBS AG	7/10/2026	(155)
USD	27,426	ZAR	453,438	Goldman Sachs	7/10/2026	(232)
HUF	3,327,469	USD	10,921	Goldman Sachs	7/10/2026	(239)
EUR	163,800	GBP	141,875	Citibank	7/10/2026	(953)
CLP	37,394,850	USD	42,187	Citibank	7/10/2026	(1,619)
AUD	138,651	USD	97,959	Citibank	7/10/2026	(1,981)
KRW	351,334,594	USD	234,248	Citibank	7/10/2026	(7,104)
INR	14,193,953	USD	147,777	Citibank	7/13/2026	2,075
USD	102,850	CAD	143,143	Morgan Stanley	7/13/2026	1,861
USD	119,332	EUR	102,787	HSBC Bank	7/13/2026	1,824
USD	97,210	JPY	15,518,261	RBC Capital Markets	7/13/2026	1,668
USD	219,865	BRL	1,144,087	Goldman Sachs	7/13/2026	(1,037)
CAD	204,530	USD	146,957	Morgan Stanley	7/13/2026	(2,659)
USD	86,563	EUR	74,309	Morgan Stanley	7/14/2026	1,607
USD	177,030	CNH	1,198,050	Citibank	7/14/2026	437
JPY	7,932,082	USD	49,640	Bank of America	7/14/2026	(800)
CZK	2,955,816	USD	140,834	HSBC Bank	7/14/2026	(1,672)
USD	125,721	GBP	93,749	HSBC Bank	7/15/2026	1,369
USD	85,415	JPY	13,658,528	Goldman Sachs	7/15/2026	1,308
JPY	369,842	USD	2,313	Goldman Sachs	7/15/2026	(35)
USD	103,538	EUR	89,570	JPMorgan Chase	7/17/2026	1,122
USD	19,778	BRL	100,253	HSBC Bank	7/17/2026	440
USD	102,071	EUR	88,044	HSBC Bank	7/20/2026	1,386
USD	193,243	THB	6,449,663	Citibank	7/24/2026	(1,111)
AUD	207,628	USD	143,116	Bank of America	8/5/2026	535
USD	93,756	EUR	81,810	Citibank	8/5/2026	135
						$10,596

American Funds Strategic Bond Fund	46

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	$22	$—	$22
3.53%	Annual	SOFR	Annual	1/23/2027	USD719,100	(1,698)	—	(1,698)
3.5405%	Annual	SOFR	Annual	1/23/2027	990,100	(2,280)	—	(2,280)
3.535%	Annual	SOFR	Annual	1/23/2027	1,289,500	(3,008)	—	(3,008)
3.481%	Annual	SOFR	Annual	1/29/2027	537,700	(1,448)	—	(1,448)
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	(3,015)	—	(3,015)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	347,239	(2,973)	—	(2,973)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	370,249	(3,184)	—	(3,184)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	364,044	(3,362)	—	(3,362)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	361,100	(3,332)	—	(3,332)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	721,700	(6,702)	—	(6,702)
SOFR	Annual	4.186%	Annual	2/18/2027	2,391,850	(3,212)	—	(3,212)
3.761%	Annual	SOFR	Annual	2/20/2027	562,850	(748)	—	(748)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,124,350	(1,470)	—	(1,470)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	2,279,188	22,513	—	22,513
U.S. Urban CPI	At maturity	3.125%	At maturity	6/4/2027	896,783	(4,143)	—	(4,143)
U.S. Urban CPI	At maturity	3.195%	At maturity	6/5/2027	181,833	(994)	—	(994)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	412,563	(2,044)	—	(2,044)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	110,187	(565)	—	(565)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	881,500	(4,482)	—	(4,482)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	110,200	(506)	—	(506)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	881,500	(4,135)	—	(4,135)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	881,500	(2,971)	—	(2,971)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	440,700	(874)	—	(874)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	550,934	185	—	185
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR1,211,700	(9,763)	—	(9,763)
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	USD440,747	19	—	19
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	440,747	—	—	—
6-month PLN-WIBOR	Semi-annual	4.1575%	Annual	9/9/2027	PLN2,700,000	(2,332)	—	(2,332)
3.5325%	Annual	6-month CZK-PRIBOR	Semi-annual	9/9/2027	CZK15,300,000	(3,895)	—	(3,895)
2.321%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	11/17/2027	CAD1,319,900	(2,838)	—	(2,838)
2.556%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	12/10/2027	689,956	(33)	—	(33)
Bank of Canada Overnight Repo Rate	Semi-annual	2.359%	Semi-annual	2/17/2028	1,762,100	4,694	—	4,694
3.6475%	Annual	SOFR	Annual	2/27/2028	USD1,407,200	(8,495)	—	(8,495)
3.527%	Annual	SONIA	Annual	3/4/2028	GBP587,180	(6,151)	—	(6,151)
3.526%	Annual	SONIA	Annual	3/4/2028	587,100	(6,163)	—	(6,163)
2.50%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	3/9/2028	CAD1,059,678	(1,300)	—	(1,300)
2.59%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	3/10/2028	669,194	(126)	—	(126)
2.695%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	3/13/2028	371,757	379	—	379
2.636%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	3/13/2028	374,749	125	—	125
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY107,113,604	5,385	—	5,385
TONAR	Annual	0.715%	Annual	4/9/2028	107,113,604	5,372	—	5,372
TONAR	Annual	0.73%	Annual	4/19/2028	44,375,636	2,211	—	2,211
TONAR	Annual	0.73%	Annual	4/21/2028	32,899,178	1,643	—	1,643
3.495%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/4/2028	NZD298,520	588	—	588
3.48%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/5/2028	438,215	791	—	791
3.505%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/5/2028	147,815	306	—	306
3.4825%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/5/2028	148,100	271	—	271
3.464%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/8/2028	298,397	486	—	486
3.4575%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/8/2028	149,199	233	—	233
3.465%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/9/2028	149,877	245	—	245
3.47%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	6/9/2028	125,876	213	—	213

47	American Funds Strategic Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month AUD-BBSW	Quarterly	4.444%	Quarterly	6/24/2028	AUD238,500	$(96)	$—	$(96)
3-month AUD-BBSW	Quarterly	4.45%	Quarterly	6/24/2028	239,700	(115)	—	(115)
3-month AUD-BBSW	Quarterly	4.4525%	Quarterly	6/24/2028	235,800	(121)	—	(121)
3-month AUD-BBSW	Quarterly	4.456564%	Quarterly	6/24/2028	1,859,413	(1,056)	—	(1,056)
3-month AUD-BBSW	Quarterly	4.446%	Quarterly	6/25/2028	242,329	(106)	—	(106)
3-month AUD-BBSW	Quarterly	4.455%	Quarterly	6/25/2028	242,329	(135)	—	(135)
3-month AUD-BBSW	Quarterly	4.457%	Quarterly	6/25/2028	242,329	(141)	—	(141)
3-month AUD-BBSW	Quarterly	4.464%	Quarterly	6/25/2028	465,701	(315)	—	(315)
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	USD44,000	1,564	—	1,564
SOFR	Annual	3.5485%	Annual	1/29/2030	256,250	3,111	—	3,111
SOFR	Annual	3.529%	Annual	1/29/2030	236,000	3,018	—	3,018
SOFR	Annual	3.528%	Annual	1/29/2030	192,800	2,472	—	2,472
3.18%	Annual	SOFR	Annual	4/17/2030	83,050	(2,114)	—	(2,114)
3.275%	Annual	SOFR	Annual	4/18/2030	83,050	(1,838)	—	(1,838)
3.353%	Annual	SOFR	Annual	4/19/2030	83,050	(1,612)	—	(1,612)
3.342%	Annual	SOFR	Annual	4/19/2030	83,050	(1,644)	—	(1,644)
3.344%	Annual	SOFR	Annual	4/20/2030	83,100	(1,642)	—	(1,642)
3.128%	Annual	SOFR	Annual	4/28/2030	83,100	(2,282)	—	(2,282)
3.285%	Annual	SOFR	Annual	5/1/2030	83,100	(1,823)	—	(1,823)
3.259%	Annual	SOFR	Annual	5/1/2030	83,150	(1,901)	—	(1,901)
3.186%	Annual	SOFR	Annual	5/9/2030	83,150	(2,124)	—	(2,124)
3.215%	Annual	SOFR	Annual	5/10/2030	83,150	(2,039)	—	(2,039)
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR28,040	491	—	491
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	28,040	488	—	488
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	28,040	479	—	479
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK346,800	(809)	—	(809)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	693,600	(1,629)	—	(1,629)
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR28,390	477	—	477
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	28,380	464	—	464
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	28,380	458	—	458
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK346,800	(692)	—	(692)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	693,800	(1,418)	—	(1,418)
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR28,270	459	—	459
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	28,270	452	—	452
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK693,700	(1,376)	—	(1,376)
3.29%	Annual	SOFR	Annual	5/19/2030	USD99,650	(2,189)	—	(2,189)
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	NOK2,330,510	6,529	—	6,529
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR95,110	(2,008)	—	(2,008)
3.785%	Annual	SONIA	Annual	9/16/2030	GBP137,520	(1,812)	—	(1,812)
3.788%	Annual	SONIA	Annual	9/18/2030	139,660	(1,823)	—	(1,823)
3.822%	Annual	SONIA	Annual	9/19/2030	94,490	(1,072)	—	(1,072)
3.804%	Annual	SONIA	Annual	9/19/2030	94,490	(1,158)	—	(1,158)
SONIA	Annual	3.5975%	Annual	10/22/2030	232,010	5,408	—	5,408
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD153,800	19,631	—	19,631
SONIA	Annual	3.614%	Annual	12/4/2030	GBP112,200	2,607	—	2,607
SONIA	Annual	3.619%	Annual	12/4/2030	112,360	2,581	—	2,581
Overnight MXN-F-TIIE	28-day	8.83%	28-day	1/27/2031	MXN744,450	(1,992)	—	(1,992)
2.9113%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	EUR54,580	510	—	510
2.9348%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	31,820	336	—	336
2.6131%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD537,500	3,139	—	3,139
2.6225%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	359,667	2,256	—	2,256
2.6075%	At maturity	U.S. Urban CPI	At maturity	6/5/2031	181,833	1,043	—	1,043
U.S. Urban CPI	At maturity	2.412%	At maturity	6/23/2031	482,361	200	—	200
U.S. Urban CPI	At maturity	2.39%	At maturity	6/25/2031	603,239	667	—	667
SOFR	Annual	3.326%	Annual	9/19/2032	465,984	14,887	—	14,887
SOFR	Annual	3.4225%	Annual	9/22/2032	467,900	12,481	—	12,481
SOFR	Annual	3.6425%	Annual	2/10/2033	107,000	1,693	—	1,693
SOFR	Annual	3.10%	Annual	6/20/2033	45,150	2,249	—	2,249
SOFR	Annual	3.8045%	Annual	2/9/2036	241,900	3,587	—	3,587

American Funds Strategic Bond Fund	48

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.846%	Annual	2/9/2036	USD241,100	$2,778	$—	$2,778
SOFR	Annual	3.817%	Annual	2/10/2036	360,000	4,979	—	4,979
SOFR	Annual	3.677%	Annual	2/20/2036	241,500	6,057	—	6,057
SOFR	Annual	3.6755%	Annual	2/20/2036	181,100	4,564	—	4,564
SOFR	Annual	3.689%	Annual	2/20/2036	60,400	1,457	—	1,457
SOFR	Annual	3.175%	Annual	2/1/2038	10,350	702	—	702
3.095%	Annual	SOFR	Annual	9/27/2048	13,750	(2,230)	—	(2,230)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,723	—	6,723
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	3,106	—	3,106
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,777	—	2,777
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	22,369	—	22,369
SOFR	Annual	3.01413%	Annual	1/12/2053	59,462	11,243	—	11,243
SOFR	Annual	2.974%	Annual	4/17/2053	26,100	5,120	—	5,120
SOFR	Annual	3.044%	Annual	4/18/2053	26,350	4,872	—	4,872
SOFR	Annual	3.0875%	Annual	4/19/2053	26,300	4,679	—	4,679
SOFR	Annual	3.1035%	Annual	4/19/2053	26,250	4,603	—	4,603
SOFR	Annual	3.0895%	Annual	4/20/2053	26,300	4,671	—	4,671
SOFR	Annual	2.9405%	Annual	4/28/2053	26,250	5,293	—	5,293
SOFR	Annual	3.0535%	Annual	5/1/2053	52,550	9,641	—	9,641
SOFR	Annual	3.085%	Annual	5/9/2053	26,550	4,737	—	4,737
SOFR	Annual	3.1135%	Annual	5/10/2053	26,400	4,590	—	4,590
SOFR	Annual	3.6815%	Annual	2/20/2054	98,500	8,139	—	8,139
SOFR	Annual	3.7205%	Annual	2/21/2054	82,208	6,268	—	6,268
SOFR	Annual	3.6745%	Annual	2/28/2054	114,450	9,588	—	9,588
SOFR	Annual	4.1655%	Annual	2/9/2056	150,030	86	—	86
SOFR	Annual	4.188%	Annual	2/9/2056	149,970	(486)	—	(486)
4.275%	Annual	SOFR	Annual	6/9/2056	177,580	3,338	—	3,338
4.128%	Annual	SOFR	Annual	7/1/2056	149,000	(914)	—	(914)
						$140,844	$—	$140,844
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
12%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL1,114,636	$(9,621)	$—	$(9,621)
12.03167%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	1,794,083	(15,178)	—	(15,178)
11.49%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	3,611,800	(40,874)	—	(40,874)
12.4875%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	138,150	(1,885)	—	(1,885)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	171,042	(2,521)	—	(2,521)
12.515%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	200,823	(2,693)	—	(2,693)
12.5%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	276,000	(3,735)	—	(3,735)
12.30585%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	1,626,930	(24,749)	—	(24,749)
							$(101,256)	$—	$(101,256)

49	American Funds Strategic Bond Fund

Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD1,209,212	$(26,530)	$(23,149)	$(3,381)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	4,849,651	(391,057)	(269,459)	(121,598)
					$(417,587)	$(292,608)	$(124,979)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (r) (000)	Value at 6/30/2026 (s) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2036	USD367,630	$2,597	$(622)	$3,219
Investments in affiliates (q)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 6.28%
Money market investments 6.28%
Capital Group Central Cash Fund 3.70% (p)	$3,082,522	$3,912,871	$5,660,579	$(39)	$(428)	$1,334,347	$39,216
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Modec Finance BV 7.84% 7/15/2026 (d)	7/28/2023	$9,000	$9,104	0.04%
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026	4,410	4,406	0.02
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026	3,085	3,086	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	12/23/2025-3/23/2026	4,951	5,525	0.03
Total		$21,446	$22,121	0.10%

American Funds Strategic Bond Fund	50

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,652,307,000, which represented 26.61% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Scheduled interest and/or principal payment was not received.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Represents securities transacted on a TBA basis.
(k)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $862,144,000, which represented 4.06% of the net assets of the fund.
(l)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(m)	Index-linked bond whose principal amount moves with a government price index.
(n)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(o)	Non-income producing.
(p)	Rate represents the seven-day yield at 6/30/2026.
(q)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(r)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(s)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBR = Bank Base Rate
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CPI = Consumer Price Index
CZK = Czech korunas
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
FRA = Forward Rate Agreement
F-TIIE = Funding Equilibrium Interbank Interest Rate

GBP = British pounds
GO = General Obligation
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NATL = National Public Finance Guarantee Corp. insured
NGN = Nigerian naira
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
Part. = Participation
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

51	American Funds Strategic Bond Fund

Financial statements
Statement of assets and liabilities at June 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $6,634 of investment securities on loan):
Unaffiliated issuers (cost: $21,733,360)	$20,908,195
Affiliated issuers (cost: $1,334,366)	1,334,347	$22,242,542
Cash collateral pledged for futures contracts		612
Cash collateral pledged for forward currency contracts		3,450
Cash denominated in currencies other than U.S. dollars (cost: $527)		527
Unrealized appreciation on open forward currency contracts		30,481
Unrealized appreciation on unfunded commitments*		21
Receivables for:
Sales of investments	275,721
Sales of fund’s shares	24,897
Dividends and interest	230,259
Securities lending income	16
Variation margin on futures contracts	9,495
Variation margin on centrally cleared swap contracts	28,542	568,930
		22,846,563
Liabilities:
Unrealized depreciation on open forward currency contracts		19,885
Bilateral swaps, at value		101,256
Unrealized depreciation on unfunded commitments		798
Options written, at value (premium received: $136,912)		254,843
Payables for:
Purchases of investments	1,165,352
Repurchases of fund’s shares	9,982
Investment advisory services	4,721
Services provided by related parties	2,078
Trustees’ deferred compensation	172
Variation margin on futures contracts	26,502
Variation margin on centrally cleared swap contracts	16,101
Bank overdraft	708
Other	244	1,225,860
Commitments and contingencies*
Net assets at June 30, 2026		$21,243,921
Net assets consist of:
Capital paid in on shares of beneficial interest		$23,873,973
Total distributable earnings (accumulated loss)		(2,630,052)
Net assets at June 30, 2026		$21,243,921
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	52

Financial statements (continued)
Statement of assets and liabilities at June 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,346,149 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,706,431	299,175	$9.05
Class C	54,601	6,071	8.99
Class F-1	54,932	6,074	9.04
Class F-2	7,499,307	828,396	9.05
Class F-3	2,095,314	231,557	9.05
Class 529-A	92,743	10,261	9.04
Class 529-C	4,313	479	9.00
Class 529-E	2,290	253	9.05
Class 529-F-2	30,037	3,320	9.05
Class 529-F-3	10	1	9.05
Class R-1	2,522	279	9.04
Class R-2	7,021	779	9.01
Class R-2E	1,418	157	9.03
Class R-3	20,271	2,246	9.02
Class R-4	11,829	1,309	9.04
Class R-5E	4,687	518	9.06
Class R-5	13,091	1,445	9.06
Class R-6	8,643,104	953,829	9.06

Refer to the notes to financial statements.

53	American Funds Strategic Bond Fund

Financial statements (continued)
Statement of operations for the six months ended June 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $84)	$576,361
Dividends (includes $39,216 from affiliates)	39,377
Securities lending income (net of fees)	18	$615,756
Fees and expenses*:
Investment advisory services	28,386
Distribution services	4,606
Transfer agent services	6,140
Administrative services	3,184
529 plan services	33
Reports to shareholders	406
Registration statement and prospectus	876
Trustees’ compensation	79
Auditing and legal	42
Custodian	135
Other	27	43,914
Net investment income		571,842
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $81):
Unaffiliated issuers	32,127
Affiliated issuers	(39)
Options written	1,624
Futures contracts	(218,842)
Forward currency contracts	(26,938)
Swap contracts	51,884
Currency transactions	198	(159,986)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(264,676)
Affiliated issuers	(428)
Options written	(118,163)
Futures contracts	(70,941)
Forward currency contracts	13,576
Swap contracts	(193,935)
Currency translations	(237)	(634,804)
Net realized gain (loss) and unrealized appreciation (depreciation)		(794,790)
Net increase (decrease) in net assets resulting from operations		$(222,948)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	54

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2026*	2025

Operations:
Net investment income	$571,842	$1,048,085
Net realized gain (loss)	(159,986)	27,515
Net unrealized appreciation (depreciation)	(634,804)	560,994
Net increase (decrease) in net assets resulting from operations	(222,948)	1,636,594
Distributions paid to shareholders:
Distributions	(471,420)	(777,993)
Return of capital	—	(21,133)
Total distributions paid and return of capital paid to shareholders	(471,420)	(799,126)
Net capital share transactions	1,121,842	882,256
Total increase (decrease) in net assets	427,474	1,719,724
Net assets:
Beginning of period	20,816,447	19,096,723
End of period	$21,243,921	$20,816,447
*
Unaudited.
Refer to the notes to financial statements.

55	American Funds Strategic Bond Fund

Notes to financial statementsunaudited
1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its

American Funds Strategic Bond Fund	56

payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

57	American Funds Strategic Bond Fund

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Strategic Bond Fund	58

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$8,435,848	$12,303	$8,448,151
Mortgage-backed obligations	—	4,704,333	19,201	4,723,534
U.S. Treasury bonds & notes	—	3,987,460	—	3,987,460
Bonds & notes of governments & government agencies outside the U.S.	—	1,480,471	—	1,480,471
Asset-backed obligations	—	1,410,372	—	1,410,372
Municipals	—	321,260	—	321,260
Loans	—	109,002	23,620	132,622
Federal agency bonds & notes	—	39,812	—	39,812
Convertible bonds & notes	—	10,852	—	10,852
Convertible stocks	23,844	—	—	23,844
Common stocks	8,569	225	2,545	11,339
Short-term securities	1,334,347	125,045	—	1,459,392
Options purchased on futures (equity style)	193,433	—	—	193,433
Total	$1,560,193	$20,624,680	$57,669	$22,242,542

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44,417	$—	$—	$44,417
Unrealized appreciation on open forward currency contracts	—	30,481	—	30,481
Unrealized appreciation on centrally cleared interest rate swaps	—	281,798	—	281,798
Unrealized appreciation on centrally cleared credit default swaps	—	3,219	—	3,219
Liabilities:
Value of options written (equity style)	(254,843)	—	—	(254,843)
Unrealized depreciation on futures contracts	(109,077)	—	—	(109,077)
Unrealized depreciation on open forward currency contracts	—	(19,885)	—	(19,885)
Unrealized depreciation on centrally cleared interest rate swaps	—	(140,954)	—	(140,954)
Unrealized depreciation on bilateral interest rate swaps	—	(101,256)	—	(101,256)
Unrealized depreciation on centrally cleared credit default swaps	—	(124,979)	—	(124,979)
Total	$(319,503)	$(71,576)	$—	$(391,079)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

59	American Funds Strategic Bond Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

American Funds Strategic Bond Fund	60

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them. When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price.
When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

61	American Funds Strategic Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, the fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S.; the fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Strategic Bond Fund	62

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2026, the total value of securities on loan was $6,634,000, and the total value of collateral received was $6,788,000, which consisted entirely of U.S. government securities. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2026, the fund had $6,663,000 of unfunded bond commitments, which would represent 0.03% of the net assets of the fund should such commitments become due. Net unrealized appreciation on unfunded commitments of $21,000 and net unrealized depreciation on unfunded commitments of $798,000 are presented in the fund’s statement of assets and liabilities. Both are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

63	American Funds Strategic Bond Fund

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $40,609,271,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $40,645,426,000.

American Funds Strategic Bond Fund	64

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,379,293,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

65	American Funds Strategic Bond Fund

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $37,589,764,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Strategic Bond Fund	66

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $5,213,225,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$193,433	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	254,843
Futures	Interest	Unrealized appreciation*	44,417	Unrealized depreciation*	109,077
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	30,481	Unrealized depreciation on open forward currency contracts	19,885
Swap (centrally cleared)	Interest	Unrealized appreciation*	281,798	Unrealized depreciation*	140,954
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	101,256
Swap (centrally cleared)	Credit	Unrealized appreciation*	3,219	Unrealized depreciation*	124,979
			$553,348		$750,994

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(5,970)	Net unrealized appreciation (depreciation) on investments	$74,610
Options written (equity style)	Interest	Net realized gain (loss) on options written	1,624	Net unrealized appreciation (depreciation) on options written	(118,163)
Futures	Interest	Net realized gain (loss) on futures contracts	(218,842)	Net unrealized appreciation (depreciation) on futures contracts	(70,941)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(26,938)	Net unrealized appreciation (depreciation) on forward currency contracts	13,576
Swap	Interest	Net realized gain (loss) on swap contracts	41,850	Net unrealized appreciation (depreciation) on swap contracts	(70,543)
Swap	Credit	Net realized gain (loss) on swap contracts	10,034	Net unrealized appreciation (depreciation) on swap contracts	(123,392)
			$(198,242)		$(294,853)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

67	American Funds Strategic Bond Fund

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1,002	$ (1,002)	$ —	$ —	$ —
Citibank	11,255	(11,255)	—	—	—
Goldman Sachs	1,308	(1,308)	—	—	—
HSBC Bank	5,047	(1,727)	—	(3,320)	—
JPMorgan Chase	1,969	—	(1,914)	—	55
Morgan Stanley	3,468	(2,659)	(754)	—	55
RBC Capital Markets	6,432	(6,432)	—	—	—
Total	$30,481	$ (24,383)	$ (2,668)	$ (3,320)	$110
Liabilities:
Bank of America	$4,650	$ (1,002)	$ (3,648)	$ —	$ —
Barclays Bank PLC	30,013	—	(30,013)	—	—
BNP Paribas	26,634	—	(26,634)	—	—
Citibank	12,768	(11,255)	(1,449)	—	64
Goldman Sachs	42,535	(1,308)	(41,227)	—	—
HSBC Bank	1,727	(1,727)	—	—	—
Morgan Stanley	2,659	(2,659)	—	—	—
UBS AG	155	—	—	—	155
Total	$121,141	$ (17,951)	$ (102,971)	$ —	$219
*
Collateral is shown on a settlement basis.

American Funds Strategic Bond Fund	68

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, December 31, 2025, were as follows (dollars in thousands):
Distributions in excess of ordinary income	$21,133
Late year ordinary loss deferral[1]	(26,405)
Capital loss carryforward[2]	(1,450,500)
1
This deferral is considered incurred in the subsequent year.
2
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$557,315
Gross unrealized depreciation on investments	(1,579,806)
Net unrealized appreciation (depreciation) on investments	(1,022,491)
Cost of investments	23,294,053

69	American Funds Strategic Bond Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income[3]	Return of capital	Total distributions paid	Ordinary income	Return of capital	Total distributions paid
Class A	$56,904	$—	$56,904	$97,523	$2,649	$100,172
Class C	973	—	973	1,956	53	2,009
Class T4	—	—	—	— [5]	—	— [5]
Class F-1	1,164	—	1,164	2,286	62	2,348
Class F-2	167,089	—	167,089	282,595	7,676	290,271
Class F-3	48,628	—	48,628	83,839	2,277	86,116
Class 529-A	1,915	—	1,915	3,259	89	3,348
Class 529-C	72	—	72	121	3	124
Class 529-E	46	—	46	80	2	82
Class 529-T4	—	—	—	1	—	1
Class 529-F-1[4]	—	—	—	— [5]	—	— [5]
Class 529-F-2	652	—	652	1,082	29	1,111
Class 529-F-3	— [5]	—	— [5]	— [5]	—	— [5]
Class R-1	43	—	43	71	2	73
Class R-2	128	—	128	200	6	206
Class R-2E	29	—	29	60	2	62
Class R-3	397	—	397	651	18	669
Class R-4	267	—	267	612	17	629
Class R-5E	103	—	103	183	16	199
Class R-5	293	—	293	600	5	605
Class R-6	192,717	—	192,717	302,874	8,227	311,101
Total	$471,420	$—	$471,420	$777,993	$21,133	$799,126
3
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2026.
4
Effective June 26, 2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
5
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.280% on the first $15 billion of daily net assets and decreasing to 0.235% on such assets in excess of $17 billion. For the six months ended June 30, 2026, the investment advisory services fees were $28,386,000, which were equivalent to an annualized rate of 0.267% of average daily net assets.

American Funds Strategic Bond Fund	70

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2026, the 529 plan services fees were $33,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

71	American Funds Strategic Bond Fund

For the six months ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3,998	$1,368	$414	Not applicable
Class C	292	29	9	Not applicable
Class T*	—	—	—	Not applicable
Class F-1	69	37	9	Not applicable
Class F-2	Not applicable	4,583	1,136	Not applicable
Class F-3	Not applicable	6	322	Not applicable
Class 529-A	109	43	14	$24
Class 529-C	21	2	1	1
Class 529-E	6	— †	— †	1
Class 529-T*	—	—	—	—
Class 529-F-1*	—	—	—	—
Class 529-F-2	Not applicable	6	4	7
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	12	1	— †	Not applicable
Class R-2	28	11	1	Not applicable
Class R-2E	5	2	— †	Not applicable
Class R-3	50	14	3	Not applicable
Class R-4	16	6	2	Not applicable
Class R-5E	Not applicable	4	1	Not applicable
Class R-5	Not applicable	4	2	Not applicable
Class R-6	Not applicable	24	1,266	Not applicable

Total class-specific expenses	$4,606	$6,140	$3,184	$33
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $79,000 in the fund’s statement of operations reflects $67,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.

American Funds Strategic Bond Fund	72

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class A	$223,501	24,066	$56,567	6,203	$(278,126)	(30,097)	$1,942	172
Class C	3,547	386	963	107	(11,015)	(1,198)	(6,505)	(705)
Class T2	—	—	—	—	(9)	(1)	(9)	(1)
Class F-1	6,913	744	1,158	127	(9,767)	(1,056)	(1,696)	(185)
Class F-2	1,026,434	110,866	163,821	17,965	(1,055,646)	(114,371)	134,609	14,460
Class F-3	313,508	33,871	47,268	5,183	(355,808)	(38,637)	4,968	417
Class 529-A	8,714	941	1,915	210	(7,930)	(856)	2,699	295
Class 529-C	847	92	72	8	(794)	(86)	125	14
Class 529-E	107	11	46	5	(208)	(22)	(55)	(6)
Class 529-T2	—	—	— [3]	— [3]	(12)	(1)	(12)	(1)
Class 529-F-1[2]	—	—	— [3]	— [3]	(10)	(1)	(10)	(1)
Class 529-F-2	4,075	442	652	72	(2,702)	(293)	2,025	221
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	151	16	43	5	(26)	(3)	168	18
Class R-2	1,316	142	128	14	(1,405)	(153)	39	3
Class R-2E	92	10	28	3	(341)	(37)	(221)	(24)
Class R-3	2,708	295	387	42	(2,306)	(253)	789	84
Class R-4	1,692	183	266	29	(4,220)	(457)	(2,262)	(245)
Class R-5E	739	80	103	11	(831)	(89)	11	2
Class R-5	1,582	170	293	32	(1,955)	(211)	(80)	(9)
Class R-6	1,185,657	127,478	192,191	21,056	(392,531)	(42,510)	985,317	106,024
Total net increase (decrease)	$2,781,583	299,793	$465,901	51,072	$(2,125,642)	(230,332)	$1,121,842	120,533
Refer to the end of the table(s) for footnote(s).

73	American Funds Strategic Bond Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$539,204	58,136	$99,560	10,750	$(576,743)	(62,397)	$62,021	6,489
Class C	11,441	1,244	1,990	216	(27,736)	(3,024)	(14,305)	(1,564)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,797	846	2,338	253	(27,116)	(2,941)	(16,981)	(1,842)
Class F-2	2,154,444	232,517	283,929	30,638	(1,996,416)	(215,775)	441,957	47,380
Class F-3	540,117	58,281	83,757	9,045	(693,748)	(75,091)	(69,874)	(7,765)
Class 529-A	20,979	2,267	3,347	362	(23,550)	(2,554)	776	75
Class 529-C	1,574	170	124	13	(2,256)	(246)	(558)	(63)
Class 529-E	539	58	82	9	(643)	(70)	(22)	(3)
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	8,549	921	1,111	120	(8,270)	(893)	1,390	148
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	360	39	73	8	(503)	(54)	(70)	(7)
Class R-2	1,656	179	205	22	(1,220)	(133)	641	68
Class R-2E	528	57	62	7	(1,151)	(125)	(561)	(61)
Class R-3	5,558	602	650	71	(5,215)	(566)	993	107
Class R-4	2,432	264	628	68	(10,027)	(1,088)	(6,967)	(756)
Class R-5E	1,528	164	199	22	(3,162)	(343)	(1,435)	(157)
Class R-5	7,622	826	602	65	(7,339)	(788)	885	103
Class R-6	685,602	74,147	310,165	33,445	(511,401)	(55,113)	484,366	52,479
Total net increase (decrease)	$3,989,930	430,718	$788,822	85,114	$(3,896,496)	(421,201)	$882,256	94,631
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $9,641,481,000 and $7,437,114,000, respectively, during the six months ended June 30, 2026.

American Funds Strategic Bond Fund	74

Financial highlights

		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2026[5,6]	$9.35	$.23	$(.34 )	$(.11 )	$(.19 )	$—	$(.19 )	$9.05	(1.08)%[7]	$2,707	.70%[8]	.70%[8]	5.09%[8]
12/31/2025	8.95	.46	.29	.75	(.34 )	(.01 )	(.35 )	9.35	8.18	2,794.69		.69	4.97
12/31/2024	9.29	.46	(.53 )	(.07 )	(.11 )	(.16 )	(.27 )	8.95	(.60 )	2,619.72		.72	5.06
12/31/2023	9.42	.40	(.26 )	.14	(.17 )	(.10 )	(.27 )	9.29	1.52	2,741.73		.73	4.30
12/31/2022	11.36	.39	(1.83)	(1.44)	(.49 )	(.01 )	(.50 )	9.42	(12.72)	2,364.73		.73	3.78
12/31/2021	11.68	.28	(.40 )	(.12 )	(.20 )	—	(.20 )	11.36	(1.13)	2,224.75		.75	2.45
Class C:
6/30/2026[5,6]	9.29	.20	(.34 )	(.14 )	(.16 )	—	(.16 )	8.99	(1.45)[7]	55	1.41 [8]	1.41 [8]	4.36 [8]
12/31/2025	8.90	.39	.28	.67	(.27 )	(.01 )	(.28 )	9.29	7.56	63	1.41	1.41	4.26
12/31/2024	9.23	.40	(.52 )	(.12 )	(.09 )	(.12 )	(.21 )	8.90	(1.33)	74	1.42	1.42	4.36
12/31/2023	9.36	.33	(.25 )	.08	(.13 )	(.08 )	(.21 )	9.23	.82	96	1.43	1.43	3.59
12/31/2022	11.30	.31	(1.82)	(1.51)	(.42 )	(.01 )	(.43 )	9.36	(13.41)	90	1.43	1.43	3.05
12/31/2021	11.61	.19	(.39 )	(.20 )	(.11 )	—	(.11 )	11.30	(1.77)	108	1.46	1.45	1.70
Class F-1:
6/30/2026[5,6]	9.34	.23	(.34 )	(.11 )	(.19 )	—	(.19 )	9.04	(1.07)[7]	55	.69 [8]	.69 [8]	5.10 [8]
12/31/2025	8.95	.46	.28	.74	(.34 )	(.01 )	(.35 )	9.34	8.30	58.69		.69	4.99
12/31/2024	9.28	.46	(.52 )	(.06 )	(.11 )	(.16 )	(.27 )	8.95	(.64 )	73.70		.70	5.04
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	(.10 )	(.27 )	9.28	1.63	188.70		.70	4.29
12/31/2022	11.34	.39	(1.81)	(1.42)	(.50 )	(.01 )	(.51 )	9.41	(12.82)	288.71		.71	3.78
12/31/2021	11.66	.28	(.40 )	(.12 )	(.20 )	—	(.20 )	11.34	(1.04)	323.74		.73	2.45
Class F-2:
6/30/2026[5,6]	9.35	.25	(.35 )	(.10 )	(.20 )	—	(.20 )	9.05	(.94 )[7]	7,499	.43 [8]	.43 [8]	5.36 [8]
12/31/2025	8.96	.49	.27	.76	(.36 )	(.01 )	(.37 )	9.35	8.59	7,611.42		.42	5.24
12/31/2024	9.29	.49	(.52 )	(.03 )	(.12 )	(.18 )	(.30 )	8.96	(.30 )	6,868.42		.42	5.37
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	(.11 )	(.30 )	9.29	1.82	5,620.42		.42	4.61
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	(.01 )	(.53 )	9.42	(12.55)	4,992.44		.44	4.09
12/31/2021	11.68	.32	(.41 )	(.09 )	(.23 )	—	(.23 )	11.36	(.77 )	3,056.47		.46	2.78
Class F-3:
6/30/2026[5,6]	9.35	.25	(.34 )	(.09 )	(.21 )	—	(.21 )	9.05	(.99 )[7]	2,095	.31 [8]	.31 [8]	5.48 [8]
12/31/2025	8.96	.50	.27	.77	(.37 )	(.01 )	(.38 )	9.35	8.71	2,161.31		.31	5.36
12/31/2024	9.29	.50	(.52 )	(.02 )	(.13 )	(.18 )	(.31 )	8.96	(.20 )	2,140.32		.32	5.47
12/31/2023	9.42	.44	(.26 )	.18	(.19 )	(.12 )	(.31 )	9.29	1.93	2,828.32		.32	4.73
12/31/2022	11.36	.43	(1.83)	(1.40)	(.53 )	(.01 )	(.54 )	9.42	(12.46)	2,188.33		.33	4.21
12/31/2021	11.68	.33	(.41 )	(.08 )	(.24 )	—	(.24 )	11.36	(.67 )	1,179.37		.36	2.89
Class 529-A:
6/30/2026[5,6]	9.34	.23	(.34 )	(.11 )	(.19 )	—	(.19 )	9.04	(1.18)[7]	93	.69 [8]	.69 [8]	5.11 [8]
12/31/2025	8.95	.46	.28	.74	(.34 )	(.01 )	(.35 )	9.34	8.30	93.70		.70	4.97
12/31/2024	9.28	.46	(.52 )	(.06 )	(.11 )	(.16 )	(.27 )	8.95	(.59 )	89.71		.71	5.07
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	(.10 )	(.27 )	9.28	1.53	85.72		.72	4.31
12/31/2022	11.35	.39	(1.83)	(1.44)	(.49 )	(.01 )	(.50 )	9.41	(12.74)	77.72		.72	3.79
12/31/2021	11.67	.28	(.40 )	(.12 )	(.20 )	—	(.20 )	11.35	(1.13)	83.75		.74	2.45
Class 529-C:
6/30/2026[5,6]	9.30	.20	(.34 )	(.14 )	(.16 )	—	(.16 )	9.00	(1.45)[7]	4	1.46 [8]	1.46 [8]	4.34 [8]
12/31/2025	8.91	.39	.28	.67	(.27 )	(.01 )	(.28 )	9.30	7.51	4	1.46	1.46	4.21
12/31/2024	9.24	.39	(.52 )	(.13 )	(.08 )	(.12 )	(.20 )	8.91	(1.38)	5	1.47	1.47	4.32
12/31/2023	9.37	.32	(.26 )	.06	(.12 )	(.07 )	(.19 )	9.24	.74	6	1.49	1.49	3.51
12/31/2022	11.30	.31	(1.82)	(1.51)	(.41 )	(.01 )	(.42 )	9.37	(13.46)	7	1.49	1.49	3.01
12/31/2021	11.62	.19	(.40 )	(.21 )	(.11 )	—	(.11 )	11.30	(1.81)	9	1.51	1.50	1.66
Refer to the end of the table(s) for footnote(s).

75	American Funds Strategic Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
6/30/2026[5,6]	$9.34	$.22	$(.33 )	$(.11 )	$(.18 )	$—	$(.18 )	$9.05	(1.18)%[7]	$2	.90%[8]	.90%[8]	4.90%[8]
12/31/2025	8.95	.44	.28	.72	(.32 )	(.01 )	(.33 )	9.34	8.08	2.90		.90	4.77
12/31/2024	9.28	.45	(.52 )	(.07 )	(.11 )	(.15 )	(.26 )	8.95	(.79 )	2.90		.90	4.88
12/31/2023	9.41	.38	(.25 )	.13	(.16 )	(.10 )	(.26 )	9.28	1.32	3.92		.92	4.08
12/31/2022	11.35	.37	(1.83)	(1.46)	(.47 )	(.01 )	(.48 )	9.41	(12.99)	3.92		.92	3.57
12/31/2021	11.67	.25	(.40 )	(.15 )	(.17 )	—	(.17 )	11.35	(1.26)	4.96		.95	2.18
Class 529-F-2:
6/30/2026[5,6]	9.35	.25	(.35 )	(.10 )	(.20 )	—	(.20 )	9.05	(1.03)[7]	30	.40 [8]	.40 [8]	5.40 [8]
12/31/2025	8.95	.49	.28	.77	(.36 )	(.01 )	(.37 )	9.35	8.61	29.40		.40	5.26
12/31/2024	9.29	.49	(.53 )	(.04 )	(.12 )	(.18 )	(.30 )	8.95	(.29 )	27.41		.41	5.37
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	(.11 )	(.30 )	9.29	1.84	28.41		.41	4.62
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	(.01 )	(.53 )	9.42	(12.47)	24.43		.43	4.09
12/31/2021	11.68	.31	(.40 )	(.09 )	(.23 )	—	(.23 )	11.36	(.86 )	25.48		.47	2.72
Class 529-F-3:
6/30/2026[5,6]	9.35	.25	(.34 )	(.09 )	(.21 )	—	(.21 )	9.05	(1.01)[7]	— [9]	.35 [8]	.35 [8]	5.46 [8]
12/31/2025	8.95	.49	.29	.78	(.37 )	(.01 )	(.38 )	9.35	8.79	— [9]	.35	.35	5.33
12/31/2024	9.28	.50	(.52 )	(.02 )	(.13 )	(.18 )	(.31 )	8.95	(.24 )	— [9]	.36	.36	5.45
12/31/2023	9.41	.43	(.26 )	.17	(.19 )	(.11 )	(.30 )	9.28	1.87	— [9]	.38	.38	4.63
12/31/2022	11.35	.42	(1.82)	(1.40)	(.53 )	(.01 )	(.54 )	9.41	(12.52)	— [9]	.39	.39	4.09
12/31/2021	11.68	.31	(.41 )	(.10 )	(.23 )	—	(.23 )	11.35	(.83 )	— [9]	.46	.43	2.71
Class R-1:
6/30/2026[5,6]	9.34	.20	(.34 )	(.14 )	(.16 )	—	(.16 )	9.04	(1.52)[7]	3	1.40 [8]	1.40 [8]	4.40 [8]
12/31/2025	8.95	.39	.28	.67	(.27 )	(.01 )	(.28 )	9.34	7.55	2	1.40	1.40	4.27
12/31/2024	9.28	.40	(.51 )	(.11 )	(.09 )	(.13 )	(.22 )	8.95	(1.22)	2	1.40	1.40	4.38
12/31/2023	9.42	.33	(.26 )	.07	(.13 )	(.08 )	(.21 )	9.28	.76	1	1.43	1.43	3.60
12/31/2022	11.34	.32	(1.82)	(1.50)	(.41 )	(.01 )	(.42 )	9.42	(13.36)	1	1.38	1.38	3.16
12/31/2021	11.66	.20	(.40 )	(.20 )	(.12 )	—	(.12 )	11.34	(1.70)	2	1.43	1.43	1.74
Class R-2:
6/30/2026[5,6]	9.31	.20	(.34 )	(.14 )	(.16 )	—	(.16 )	9.01	(1.52)[7]	7	1.34 [8]	1.34 [8]	4.44 [8]
12/31/2025	8.92	.40	.28	.68	(.28 )	(.01 )	(.29 )	9.31	7.65	7	1.35	1.35	4.31
12/31/2024	9.26	.40	(.52 )	(.12 )	(.09 )	(.13 )	(.22 )	8.92	(1.23)	6	1.35	1.35	4.43
12/31/2023	9.39	.34	(.26 )	.08	(.13 )	(.08 )	(.21 )	9.26	.88	7	1.36	1.36	3.67
12/31/2022	11.32	.32	(1.81)	(1.49)	(.43 )	(.01 )	(.44 )	9.39	(13.42)	6	1.37	1.37	3.10
12/31/2021	11.64	.20	(.40 )	(.20 )	(.12 )	—	(.12 )	11.32	(1.71)	7	1.40	1.39	1.78
Class R-2E:
6/30/2026[5,6]	9.33	.21	(.34 )	(.13 )	(.17 )	—	(.17 )	9.03	(1.28)[7]	1	1.12 [8]	1.12 [8]	4.67 [8]
12/31/2025	8.94	.42	.28	.70	(.30 )	(.01 )	(.31 )	9.33	7.84	2	1.12	1.12	4.55
12/31/2024	9.27	.42	(.51 )	(.09 )	(.10 )	(.14 )	(.24 )	8.94	(1.04)	2	1.12	1.12	4.65
12/31/2023	9.40	.36	(.25 )	.11	(.15 )	(.09 )	(.24 )	9.27	1.14	3	1.12	1.12	3.92
12/31/2022	11.35	.35	(1.83)	(1.48)	(.46 )	(.01 )	(.47 )	9.40	(13.12)	3	1.13	1.13	3.42
12/31/2021	11.67	.24	(.41 )	(.17 )	(.15 )	—	(.15 )	11.35	(1.53)	1	1.15	1.15	2.07
Class R-3:
6/30/2026[5,6]	9.32	.22	(.34 )	(.12 )	(.18 )	—	(.18 )	9.02	(1.20)[7]	20	.95 [8]	.95 [8]	4.85 [8]
12/31/2025	8.93	.44	.27	.71	(.31 )	(.01 )	(.32 )	9.32	8.06	20.94		.94	4.72
12/31/2024	9.27	.44	(.53 )	(.09 )	(.10 )	(.15 )	(.25 )	8.93	(.94 )	18.95		.95	4.83
12/31/2023	9.40	.38	(.26 )	.12	(.16 )	(.09 )	(.25 )	9.27	1.31	18.96		.96	4.10
12/31/2022	11.34	.37	(1.83)	(1.46)	(.47 )	(.01 )	(.48 )	9.40	(13.02)	12.97		.97	3.55
12/31/2021	11.66	.25	(.40 )	(.15 )	(.17 )	—	(.17 )	11.34	(1.28)	11.99		.99	2.21
Refer to the end of the table(s) for footnote(s).

American Funds Strategic Bond Fund	76

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Return of capital	Total dividends and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
6/30/2026[5,6]	$9.34	$.23	$(.34 )	$(.11 )	$(.19 )	$—	$(.19 )	$9.04	(1.17)%[7]	$12	.64%[8]	.64%[8]	5.11%[8]
12/31/2025	8.95	.47	.27	.74	(.34 )	(.01 )	(.35 )	9.34	8.35	15.64		.64	5.03
12/31/2024	9.28	.47	(.51 )	(.04 )	(.12 )	(.17 )	(.29 )	8.95	(.54 )	21.65		.65	5.13
12/31/2023	9.41	.41	(.27 )	.14	(.17 )	(.10 )	(.27 )	9.28	1.60	25.65		.65	4.40
12/31/2022	11.35	.40	(1.83)	(1.43)	(.50 )	(.01 )	(.51 )	9.41	(12.75)	19.66		.66	3.84
12/31/2021	11.67	.29	(.40 )	(.11 )	(.21 )	—	(.21 )	11.35	(.96 )	16.69		.68	2.56
Class R-5E:
6/30/2026[5,6]	9.35	.24	(.33 )	(.09 )	(.20 )	—	(.20 )	9.06	(.96 )[7]	5	.47 [8]	.47 [8]	5.32 [8]
12/31/2025	8.96	.48	.29	.77	(.37 )	(.01 )	(.38 )	9.35	8.53	5.47		.47	5.21
12/31/2024	9.30	.49	(.53 )	(.04 )	(.12 )	(.18 )	(.30 )	8.96	(.35 )	6.46		.46	5.31
12/31/2023	9.43	.42	(.26 )	.16	(.18 )	(.11 )	(.29 )	9.30	1.78	6.46		.46	4.54
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52 )	(.01 )	(.53 )	9.43	(12.58)	6.46		.46	4.01
12/31/2021	11.69	.31	(.41 )	(.10 )	(.22 )	—	(.22 )	11.37	(.91 )	2.52		.51	2.73
Class R-5:
6/30/2026[5,6]	9.36	.25	(.35 )	(.10 )	(.20 )	—	(.20 )	9.06	(1.02)[7]	13	.38 [8]	.38 [8]	5.43 [8]
12/31/2025	8.97	.49	.27	.76	(.36 )	(.01 )	(.37 )	9.36	8.64	14.37		.37	5.31
12/31/2024	9.30	.50	(.52 )	(.02 )	(.13 )	(.18 )	(.31 )	8.97	(.25 )	12.37		.37	5.42
12/31/2023	9.43	.44	(.27 )	.17	(.19 )	(.11 )	(.30 )	9.30	1.88	11.37		.37	4.74
12/31/2022	11.37	.42	(1.82)	(1.40)	(.53 )	(.01 )	(.54 )	9.43	(12.48)	5.38		.38	4.11
12/31/2021	11.69	.32	(.40 )	(.08 )	(.24 )	—	(.24 )	11.37	(.70 )	3.40		.40	2.79
Class R-6:
6/30/2026[5,6]	9.36	.25	(.34 )	(.09 )	(.21 )	—	(.21 )	9.06	(.88 )[7]	8,643	.31 [8]	.31 [8]	5.50 [8]
12/31/2025	8.97	.50	.27	.77	(.37 )	(.01 )	(.38 )	9.36	8.70	7,936.31		.31	5.35
12/31/2024	9.30	.50	(.52 )	(.02 )	(.13 )	(.18 )	(.31 )	8.97	(.20 )	7,133.32		.32	5.47
12/31/2023	9.43	.44	(.26 )	.18	(.19 )	(.12 )	(.31 )	9.30	1.93	6,411.32		.32	4.70
12/31/2022	11.37	.43	(1.83)	(1.40)	(.53 )	(.01 )	(.54 )	9.43	(12.45)	5,718.33		.33	4.19
12/31/2021	11.69	.34	(.42 )	(.08 )	(.24 )	—	(.24 )	11.37	(.67 )	3,149.36		.36	2.94
Refer to the end of the table(s) for footnote(s).

77	American Funds Strategic Bond Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[10,11]	Six months ended June 30, 2026[5,6,7,12]	Year ended December 31,
		2025[12]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	36%	79%	56%	74%	75%	106%
Including mortgage dollar roll transactions	56%	216%	313%	542%	228%	164%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	78

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

79	American Funds Strategic Bond Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Strategic Bond Fund	80

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

81	American Funds Strategic Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Strategic Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 04, 2026